UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes/Performance (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes/Performance (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes/Performance (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes/Performance (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes/Performance (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity ®

Institutional

Money Market

Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Only Portfolio	(Click Here)
Treasury Portfolio	(Click Here)
Government Portfolio	(Click Here)
Prime Money Market Portfolio	(Click Here)
Money Market Portfolio	(Click Here)
Tax-Exempt Portfolio	(Click Here)
Notes to Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952 or, for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Treasury Only Portfolio
Class I	.04%
Actual		$ 1,000.00	$ 1,000.05	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Class II	.04%
Actual		$ 1,000.00	$ 1,000.05	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Class III	.04%
Actual		$ 1,000.00	$ 1,000.05	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Class IV	.04%
Actual		$ 1,000.00	$ 1,000.05	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Select Class	.04%
Actual		$ 1,000.00	$ 1,000.05	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Institutional Class	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Treasury Portfolio
Class I	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Class II	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Treasury Portfolio - continued
Class III	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Class IV	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Select Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Government Portfolio
Class I	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .56
Class II	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .56
Class III	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .56
Select Class	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .56
Institutional Class	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .56
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.08	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01
Class II	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06
Class III	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06
Class IV	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06
Select Class	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.38	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.33	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Class II	.23%
Actual		$ 1,000.00	$ 1,000.05	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16
Class III	.24%
Actual		$ 1,000.00	$ 1,000.05	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21
Select Class	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16
Class F	.14%
Actual		$ 1,000.00	$ 1,000.53	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.53	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Tax-Exempt Portfolio
Class I	.04%
Actual		$ 1,000.00	$ 1,000.24	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Class II	.04%
Actual		$ 1,000.00	$ 1,000.24	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Class III	.04%
Actual		$ 1,000.00	$ 1,000.24	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .20
Select Class	.05%
Actual		$ 1,000.00	$ 1,000.24	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

Annual Report

Treasury Only Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/15	% of fund's investments 9/30/14	% of fund's investments 3/31/14
1 - 7	15.6	8.0	1.6
8 - 30	26.9	20.6	28.2
31 - 60	11.3	28.3	28.6
61 - 90	17.3	21.6	19.3
91 - 180	27.7	21.5	22.3
> 180	1.2	0.0	0.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/15	9/30/14	3/31/14
Treasury Only Portfolio	55 Days	56 Days	57 Days
All Taxable Money Market Funds Average*	43 Days	45 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/15	9/30/14	3/31/14
Treasury Only Portfolio	96 Days	91 Days	67 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Treasury Debt 102.8%	Treasury Debt 102.4%
Net Other Assets (Liabilities)** (2.8)%	Net Other Assets (Liabilities)** (2.4)%

Current and Historical Seven-Day Yields
	3/31/15	12/31/14	9/30/14	6/30/14	3/31/14

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	N/A

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2015, the most recent period shown in the table, would have been -0.15% for Class I, -0.29% for Class II, -0.39% for Class III, -0.64% for Class IV, -0.20% for Select Class and -0.12% for Institutional Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Treasury Only Portfolio

Investments March 31, 2015

Showing Percentage of Net Assets

Treasury Debt - 102.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Notes
4/15/15	0.10%	$ 527,347	$ 527,768
U.S. Treasury Obligations - 97.9%
U.S. Treasury Bills
4/2/15 to 10/1/15	0.00 to 0.15	2,302,644	2,302,369
U.S. Treasury Notes
4/15/15 to 10/31/16	0.03 to 0.13 (b)	8,235,580	8,251,766
			10,554,135
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $11,081,903)	11,081,903
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(300,686)
NET ASSETS - 100%	$ 10,781,217
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,081,903)		$ 11,081,903
Cash		1
Receivable for fund shares sold		5,506
Interest receivable		30,165
Prepaid expenses		12
Receivable from investment adviser for expense reductions		275
Total assets		11,117,862

Liabilities
Payable for investments purchased	$ 332,591
Payable for fund shares redeemed	3,270
Distributions payable	30
Accrued management fee	588
Other affiliated payables	70
Other payables and accrued expenses	96
Total liabilities		336,645

Net Assets		$ 10,781,217
Net Assets consist of:
Paid in capital		$ 10,781,046
Accumulated undistributed net realized gain (loss) on investments		171
Net Assets		$ 10,781,217
Class I: Net Asset Value, offering price and redemption price per share ($9,401,989 ÷ 9,401,316 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($310,192 ÷ 310,246 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($634,978 ÷ 634,882 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($113,668 ÷ 113,669 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($193,944 ÷ 193,954 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,446 ÷ 126,454 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Interest		$ 5,196

Expenses
Management fee	$ 14,938
Transfer agent fees	6,413
Distribution and service plan fees	2,450
Accounting fees and expenses	846
Custodian fees and expenses	119
Independent trustees' compensation	47
Registration fees	126
Audit	55
Legal	25
Miscellaneous	92
Total expenses before reductions	25,111
Expense reductions	(20,248)	4,863
Net investment income (loss)		333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		69
Net increase in net assets resulting from operations		$ 402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 333	$ 1,141
Net realized gain (loss)	69	33
Net increase in net assets resulting from operations	402	1,174
Distributions to shareholders from net investment income	(1,067)	(1,140)
Share transactions - net increase (decrease)	(93,801)	451,298
Total increase (decrease) in net assets	(94,466)	451,332

Net Assets
Beginning of period	10,875,683	10,424,351
End of period	$ 10,781,217	$ 10,875,683

Financial Highlights - Class I

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.05%	.06%	.10%	.06%	.18%
Expenses net of all reductions	.05%	.06%	.10%	.06%	.18%
Net investment income (loss)	-% D	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9,402	$ 9,795	$ 9,431	$ 8,064	$ 6,149

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

D Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.05%	.06%	.10%	.06%	.17%
Expenses net of all reductions	.05%	.06%	.10%	.06%	.17%
Net investment income (loss)	-% D	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 310	$ 359	$ 354	$ 499	$ 585

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

D Amount represents less than .01%.

Financial Highlights - Class III

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.05%	.06%	.10%	.06%	.18%
Expenses net of all reductions	.05%	.06%	.10%	.06%	.18%
Net investment income (loss)	-% D	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 635	$ 487	$ 408	$ 408	$ 392

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

D Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.71%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.04%	.06%	.10%	.07%	.17%
Expenses net of all reductions	.04%	.06%	.10%	.07%	.17%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 114	$ 18	$ 22	$ 25	$ 62

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.05%	.06%	.10%	.06%	.18%
Expenses net of all reductions	.05%	.06%	.10%	.06%	.18%
Net investment income (loss)	-% D	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 194	$ 215	$ 210	$ 269	$ 209

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

D Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2015 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-
Distributions from net investment income F	-
Net asset value, end of period	$ 1.00
Total ReturnB, C	.01%
Ratios to Average Net Assets E
Expenses before reductions	.19%A
Expenses net of fee waivers, if any	.04%A
Expenses net of all reductions	.04%A
Net Investment Income (loss)	-%A, G
Supplemental Data
Net assets, end of period (in millions)	$ 126

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/15	% of fund's investments 9/30/14	% of fund's investments 3/31/14
1 - 7	57.5	78.4	45.9
8 - 30	7.5	2.3	15.2
31 - 60	3.4	1.6	13.5
61 - 90	8.8	3.2	3.0
91 - 180	13.3	8.1	14.7
> 180	9.5	6.4	7.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/15	9/30/14	3/31/14
Treasury Portfolio	50 Days	31 Days	53 Days
All Taxable Money Market Funds Average*	43 Days	45 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/15	9/30/14	3/31/14
Treasury Portfolio	72 Days	54 Days	59 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Treasury Debt 44.1%	Treasury Debt 22.6%
Repurchase Agreements 56.7%	Repurchase Agreements 77.3%
Net Other Assets (Liabilities)** (0.8)%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields
	3/31/15	12/31/14	9/30/14	6/30/14	3/31/14

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	N/A

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2015, the most recent period shown in the table, would have been -0.09% for Class I, -0.25% for Class II, -0.34% for Class III, -0.59% for Class IV, -0.14% for Select Class and -0.06% for Institutional Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Treasury Portfolio

Investments March 31, 2015

Showing Percentage of Net Assets

Treasury Debt - 44.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Notes
4/15/15	0.10%	$ 465,877	$ 466,249
U.S. Treasury Obligations - 41.2%
U.S. Treasury Bills
7/9/15 to 10/1/15	0.12 to 0.15	547,000	546,689
U.S. Treasury Notes
4/15/15 to 10/31/16	0.07 to 0.33 (b)	6,105,110	6,120,758
			6,667,447
TOTAL TREASURY DEBT (Cost $7,133,696)			7,133,696
Treasury Repurchase Agreement - 56.7%
	Maturity Amount (000s)
In a joint trading account at:
0.12% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Treasury Obligations) #	$ 608,484	608,482
0.12% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Treasury Obligations) #	3,606,405	3,606,393
With:
BNP Paribas Securities Corp. at 0.07%, dated:
3/25/15 due 4/7/15 (Collateralized by U.S. Treasury Obligations valued at $750,900,083, 0.08% - 4.38%, 5/15/15 - 8/15/41)	736,043	736,000
3/26/15 due 4/7/15 (Collateralized by U.S. Treasury Obligations valued at $566,329,616, 0.08% - 5.25%, 4/15/15 - 5/15/44)	555,035	555,000
Federal Reserve Bank of New York at:
0.09%, dated 3/19/15 due 4/2/15
(Collateralized by U.S. Treasury Obligations valued at $500,016,258, 3.63%, 2/15/21)	500,018	500,000

	Maturity Amount (000s)	Value (000s)
(Collateralized by U.S. Treasury Obligations valued at $500,016,317, 3.63% - 4.25%, 2/15/21 - 5/15/39)	$ 500,018	$ 500,000
0.1%, dated 3/30/15 due 4/6/15 (Collateralized by U.S. Treasury Obligations valued at $2,000,011,211, 1.5%, 8/31/18)	2,000,039	2,000,000
Wells Fargo Securities, LLC at:
0.09%, dated 1/27/15 due 4/27/15 (Collateralized by U.S. Treasury Obligations valued at $354,652,625, 0% - 5.25%, 5/7/15 - 2/15/41)	347,601	347,523
0.12%, dated:
2/9/15 due 7/9/15 (Collateralized by U.S. Treasury Obligations valued at $148,270,288, 0.88% - 4.25%, 9/15/16 - 8/15/44)	145,073	145,000
2/11/15 due 7/13/15 (Collateralized by U.S. Treasury Obligations valued at $111,198,235, 0% - 3%, 8/6/15 - 12/31/17)	109,055	109,000
3/16/15 due 6/15/15 (Collateralized by U.S. Treasury Obligations valued at $74,464,067, 0.08% - 1.75%, 4/15/16 - 11/30/18)	73,022	73,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $9,180,398)		9,180,398
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $16,314,094)		16,314,094
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(135,748)
NET ASSETS - 100%		$ 16,178,346
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,606,393,000 due 4/01/15 at 0.12%
Bank Of Nova Scotia (THE)	$ 196,819
Citibank NA	590,456
Credit Agricole CIB New York Branch	796,723
J.P. Morgan Securities, Inc.	1,729,626
Societe Generale	22,044
Wells Fargo Securities LLC	270,725
$ 3,606,393
$608,482,000 due 4/01/15 at 0.12%
Barclays Capital, Inc.	$ 170,015
Merrill Lynch, Pierce, Fenner & Smith, Inc.	118,840
Societe Generale	319,627
$ 608,482
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $9,180,398) - See accompanying schedule: Unaffiliated issuers (cost $16,314,094)		$ 16,314,094
Receivable for fund shares sold		4
Interest receivable		15,412
Prepaid expenses		15
Receivable from investment adviser for expense reductions		369
Other receivables		138
Total assets		16,330,032

Liabilities
Payable for investments purchased	$ 149,898
Payable for fund shares redeemed	2
Distributions payable	83
Accrued management fee	1,420
Other affiliated payables	91
Other payables and accrued expenses	192
Total liabilities		151,686

Net Assets		$ 16,178,346
Net Assets consist of:
Paid in capital		$ 16,178,346
Net Assets		$ 16,178,346
Class I: Net Asset Value, offering price and redemption price per share ($11,726,953 ÷ 11,724,160 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($70,379 ÷ 70,584 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,866,258 ÷ 2,865,447 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($620,992 ÷ 620,767 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($224,601 ÷ 224,580 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($669,163 ÷ 669,186 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Interest		$ 11,002

Expenses
Management fee	$ 20,270
Transfer agent fees	8,614
Distribution and service plan fees	9,901
Accounting fees and expenses	1,003
Custodian fees and expenses	35
Independent trustees' compensation	62
Registration fees	107
Audit	60
Legal	33
Miscellaneous	90
Total expenses before reductions	40,175
Expense reductions	(29,971)	10,204
Net investment income (loss)		798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102
Net increase in net assets resulting from operations		$ 900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 798	$ 1,374
Net realized gain (loss)	102	48
Net increase in net assets resulting from operations	900	1,422
Distributions to shareholders from net investment income	(1,446)	(1,370)
Share transactions - net increase (decrease)	2,826,979	(308,930)
Total increase (decrease) in net assets	2,826,433	(308,878)

Net Assets
Beginning of period	13,351,913	13,660,791
End of period	$ 16,178,346	$ 13,351,913

Financial Highlights - Class I

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.03%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.07%	.08%	.16%	.10%	.20%
Expenses net of all reductions	.07%	.08%	.16%	.10%	.20%
Net investment income (loss)	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 11,727	$ 9,736	$ 9,964	$ 11,712	$ 8,784

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 133	$ 127	$ 80	$ 155

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 2,866	$ 2,654	$ 2,844	$ 3,108	$ 3,768

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 621	$ 591	$ 527	$ 484	$ 305

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.07%	.08%	.16%	.10%	.22%
Expenses net of all reductions	.07%	.08%	.16%	.10%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 225	$ 238	$ 198	$ 259	$ 352

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2015 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income (loss)F	-
Distributions from net investment income F	-
Net asset value, end of period	$ 1.00
Total ReturnB, C	.01%
Ratios to Average Net Assets E
Expenses before reductions	.18%A
Expenses net of fee waivers, if any	.07%A
Expenses net of all reductions	.07%A
Net investment income (loss)	- G
Supplemental Data
Net assets, end of period (in millions)	$ 669

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/15	% of fund's investments 9/30/14	% of fund's investments 3/31/14
1 - 7	45.1	55.1	43.1
8 - 30	16.8	14.2	17.2
31 - 60	8.9	7.8	6.8
61 - 90	6.2	5.1	11.9
91 - 180	17.6	7.8	14.2
> 180	5.4	10.0	6.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/15	9/30/14	3/31/14
Government Portfolio	49 Days	49 Days	55 Days
All Taxable Money Market Funds Average*	43 Days	45 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/15	9/30/14	3/31/14
Government Portfolio	103 Days	91 Days	112 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Treasury Debt 4.6%	Treasury Debt 1.3%
Government Agency Debt 48.6%	Government Agency Debt 39.9%
Repurchase Agreements 46.7%	Repurchase Agreements 55.9%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 2.9%

Current and Historical Seven-Day Yields
	3/31/15	12/31/14	9/30/14	6/30/14	3/31/14

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	N/A

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2015, the most recent period shown in the table, would have been -0.06% for Class I, -0.21% for Class II, -0.31% for Class III, -0.11% for Select Class and -0.03% for Institutional Class.

* Source: iMoneyNet, Inc.

Annual Report

Government Portfolio

Investments March 31, 2015

Showing Percentage of Net Assets

Treasury Debt - 4.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Notes
4/15/15	0.10%	$ 683,718	$ 684,264
U.S. Treasury Obligations - 1.8%
U.S. Treasury Bills
9/17/15	0.15	100,000	99,932
U.S. Treasury Notes
10/31/15 to 1/31/16	0.08 to 0.18 (b)	325,000	325,078
			425,010
TOTAL TREASURY DEBT (Cost $1,109,274)			1,109,274
Government Agency Debt - 48.6%

Federal Agencies - 48.6%
Fannie Mae
4/15/15 to 10/22/15	0.14 to 0.23 (b)	470,047	471,446
Federal Farm Credit Bank
11/16/15 to 9/19/16	0.17 to 0.24 (b)	255,615	256,394
Federal Home Loan Bank
4/1/15 to 12/23/16	0.11 to 0.35 (b)	8,468,870	8,469,301
Freddie Mac
6/26/15 to 1/12/17	0.15 to 0.24 (b)	2,546,104	2,550,915
TOTAL GOVERNMENT AGENCY DEBT (Cost $11,748,056)			11,748,056
Government Agency Repurchase Agreement - 36.4%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	$ 1,325,825		1,325,820
0.15% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	581,670		581,668
With:
BNP Paribas Securities Corp. at 0.1%, dated 2/19/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $558,003,543, 0.12% - 7.5%, 9/1/15 - 10/1/46)	547,091		547,000
Citibank NA at:
0.12%, dated 3/31/15 due 4/7/15 (Collateralized by U.S. Treasury Obligations valued at $134,913,927, 0% - 8.25%, 5/12/15 - 4/1/56)	131,812		131,809

	Maturity Amount (000s)		Value (000s)
0.13%, dated 3/31/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $806,743,938, 0% - 8%, 12/21/15 - 8/15/54)	$ 790,869		$ 790,849
ING Financial Markets LLC at 0.1%, dated:
2/6/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $340,799,243, 2.5% - 5.5%, 12/1/24 - 11/1/44)	334,121		334,065
2/9/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $281,675,143, 3.5% - 4%, 7/1/26 - 7/1/44)	276,156		276,111
2/17/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $170,360,732, 3.5% - 4%, 10/1/25 - 1/1/43)	167,027		167,000
3/27/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $403,355,907, 3% - 7.5%, 12/1/26 - 6/1/44)	395,484		395,442
Merrill Lynch, Pierce, Fenner & Smith at 0.09%, dated 1/20/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $510,090,525, 2.26% - 5.5%, 1/1/19 - 4/1/45)	500,113		500,000
RBC Capital Markets Corp. at:
0.1%, dated:
1/15/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $238,965,335, 0.48% - 9%, 10/15/16 - 3/1/45)	234,216		234,157
2/2/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $427,296,829, 0.48% - 8.5%, 7/25/20 - 4/25/45)	418,843		418,736
0.13%, dated 3/13/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $418,298,324, 0.48% - 10%, 5/15/16 - 3/1/45)	410,133		410,000
0.14%, dated 3/26/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $268,266,259, 2% - 5%, 11/1/21 - 3/1/45)	263,092		263,000
Wells Fargo Securities, LLC at:
0.11%, dated:
2/4/15 due 5/4/15 (Collateralized by U.S. Government Obligations valued at $407,822,931, 1.94% - 3.5%, 3/1/30 - 4/1/45)	399,867		399,758
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Wells Fargo Securities, LLC at: - continued
0.11%, dated:
2/5/15 due 5/5/15 (Collateralized by U.S. Government Obligations valued at $688,333,373, 0.52% - 5.5%, 5/1/22 - 4/1/45)	$ 674,767		$ 674,584
0.13%, dated:
2/10/15 due 5/11/15 (Collateralized by U.S. Government Obligations valued at $204,036,834, 2.5% - 3%, 3/1/30 - 3/1/45)	200,065		200,000
3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $656,385,122, 0.44% - 5.5%, 11/25/16 - 3/25/49)	637,267		637,251
3/27/15 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $271,541,744, 2% - 3.5%, 6/15/28 - 8/25/42)	263,634		263,628
0.15%, dated 3/31/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $268,889,441, 2% - 3.5%, 12/1/44 - 3/1/45)	263,624		263,616
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $8,814,494)		8,814,494
Treasury Repurchase Agreement - 10.3%

With Federal Reserve Bank of New York at:
0.05%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Treasury Obligations valued at $1,500,002,146, 4.38%, 5/15/41)	1,500,002		1,500,000

	Maturity Amount (000s)		Value (000s)
0.09%, dated 3/19/15 due 4/2/15 (Collateralized by U.S. Treasury Obligations valued at $500,016,317, 3.63% - 4.25%, 2/15/21 - 5/15/39)	$ 500,018		$ 500,000
0.1%, dated 3/30/15 due 4/6/15 (Collateralized by U.S. Treasury Obligations valued at $500,002,826, 2.0%, 11/15/21)	500,010		500,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $2,500,000)		2,500,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $24,171,824)			24,171,824
NET OTHER ASSETS (LIABILITIES) - 0.1%			13,696
NET ASSETS - 100%		$ 24,185,520
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,325,820,000 due 4/01/15 at 0.15%
BNP Paribas Securities Corp.	$ 119,029
Bank of America NA	487,546
Citibank NA	117,064
Credit Agricole CIB New York Branch	28,095
HSBC Securities (USA), Inc.	168,795
ING Financial Markets LLC	29,781
J.P. Morgan Securities, Inc.	207,929
Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,152
Societe Generale	46,825
Wells Fargo Securities LLC	93,604
$ 1,325,820
$581,668,000 due 4/01/15 at 0.15%
Citibank NA	$ 111,845
Merrill Lynch, Pierce, Fenner & Smith, Inc.	52,194
Societe Generale	193,864
Wells Fargo Securities LLC	223,765
$ 581,668
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $11,314,494) - See accompanying schedule: Unaffiliated issuers (cost $24,171,824)		$ 24,171,824
Receivable for fund shares sold		6,236
Interest receivable		11,157
Prepaid expenses		29
Receivable from investment adviser for expense reductions		542
Other receivables		407
Total assets		24,190,195

Liabilities
Payable for fund shares redeemed	$ 937
Distributions payable	109
Accrued management fee	2,940
Other affiliated payables	183
Other payables and accrued expenses	506
Total liabilities		4,675

Net Assets		$ 24,185,520
Net Assets consist of:
Paid in capital		$ 24,187,093
Distributions in excess of net investment income		(624)
Accumulated undistributed net realized gain (loss) on investments		(949)
Net Assets		$ 24,185,520

Class I: Net Asset Value, offering price and redemption price per share ($19,332,594 ÷ 19,324,765 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($539,083 ÷ 539,097 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,119,749 ÷ 2,118,460 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($686,494 ÷ 686,300 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,507,600 ÷ 1,507,513 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Interest		$ 29,384

Expenses
Management fee	$ 36,540
Transfer agent fees	15,532
Distribution and service plan fees	6,574
Accounting fees and expenses	1,452
Custodian fees and expenses	152
Independent trustees' compensation	114
Registration fees	298
Audit	65
Legal	61
Miscellaneous	150
Total expenses before reductions	60,938
Expense reductions	(33,213)	27,725
Net investment income (loss)		1,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		241
Net increase in net assets resulting from operations		$ 1,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,659	$ 2,582
Net realized gain (loss)	241	238
Net increase in net assets resulting from operations	1,900	2,820
Distributions to shareholders from net investment income	(2,610)	(2,575)
Share transactions - net increase (decrease)	(1,383,243)	970,704
Total increase (decrease) in net assets	(1,383,953)	970,949

Net Assets
Beginning of period	25,569,473	24,598,524
End of period (including distributions in excess of net investment income of $624 and $675, respectively)	$ 24,185,520	$ 25,569,473

Financial Highlights - Class I

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.05%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.11%	.11%	.18%	.15%	.21%
Expenses net of all reductions	.11%	.11%	.18%	.15%	.21%
Net investment income (loss)	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 19,333	$ 22,569	$ 21,579	$ 24,822	$ 29,687

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.11%	.11%	.18%	.15%	.25%
Expenses net of all reductions	.11%	.11%	.18%	.15%	.25%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 539	$ 356	$ 642	$ 827	$ 807

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.11%	.11%	.18%	.15%	.25%
Expenses net of all reductions	.11%	.11%	.18%	.15%	.25%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 2,120	$ 2,266	$ 1,709	$ 2,027	$ 2,050

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.11%	.11%	.18%	.15%	.24%
Expenses net of all reductions	.11%	.11%	.18%	.15%	.24%
Net investment income (loss)	-% D	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 686	$ 378	$ 669	$ 519	$ 360

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

D Amount represents less than .01%.

Financial Highlights - Institutional Class

Year ended March 31,	2015 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-
Distributions from net investment income F	-
Net asset value, end of period	$ 1.00
Total ReturnB, C	.01%
Ratios to Average Net Assets E
Expenses before reductions	.18%A
Expenses net of fee waivers, if any	.11%A
Expenses net of all reductions	.11%A
Net Investment Income (loss)	-%A, G
Supplemental Data
Net assets, end of period (in millions)	$ 1,508

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/15	% of fund's investments 9/30/14	% of fund's investments 3/31/14
1 - 7	47.6	45.6	25.3
8 - 30	16.4	17.0	22.5
31 - 60	7.8	10.9	12.9
61 - 90	15.9	11.5	15.1
91 - 180	10.5	8.4	20.7
> 180	1.8	6.5	3.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/15	9/30/14	3/31/14
Prime Money Market Portfolio	35 Days	46 Days	56 Days
All Taxable Money Market Funds Average*	43 Days	45 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/15	9/30/14	3/31/14
Prime Money Market Portfolio	74 Days	77 Days	92 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Certificates of Deposit 39.8%	Certificates of Deposit 38.7%
Commercial Paper 5.7%	Commercial Paper 3.8%
Variable Rate Demand Notes (VRDNs) 0.1%	Variable Rate Demand Notes (VRDNs) 0.3%
Other Notes 0.0%	Other Notes 1.2%
Treasury Debt 4.0%	Treasury Debt 5.3%
Government Agency Debt 4.0%	Government Agency Debt 5.7%
Other Instruments 0.6%	Other Instruments 5.4%
Repurchase Agreements 45.8%	Repurchase Agreements 38.0%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities) 1.6%

* Source: iMoneyNet, Inc.

Annual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	3/31/15	12/31/14	9/30/14	6/30/14	3/31/14

Class I	0.03%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.09%	0.07%	0.05%	0.06%	0.06%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2015, the most recent period shown in the table, would have been 0.00% for Class I, -0.12% for Class II, -0.22% for Class III, -0.47% for Class IV, -0.02% for Select Class and 0.05% for Institutional Class.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2015

Showing Percentage of Net Assets

Certificate of Deposit - 39.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.1%
State Street Bank & Trust Co.
6/8/15	0.26% (b)	$ 135,000	$ 135,000
Wells Fargo Bank NA
9/4/15 to 12/23/15	0.27 to 0.29 (b)	736,000	736,000
			871,000
London Branch, Eurodollar, Foreign Banks - 1.5%
Mizuho Bank Ltd.
5/11/15	0.26	33,000	32,990
National Australia Bank Ltd.
7/7/15 to 9/30/15	0.30	587,000	587,000
			619,990
New York Branch, Yankee Dollar, Foreign Banks - 36.2%
Bank of Montreal
7/20/15 to 8/18/15	0.25 to 0.26 (b)	278,000	278,000
Bank of Montreal Chicago CD Program
7/9/15 to 12/11/15	0.27 to 0.40 (b)	607,000	607,000
Bank of Nova Scotia
5/20/15 to 11/27/15	0.27 to 0.36 (b)	1,487,000	1,487,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/2/15 to 7/10/15	0.25 to 0.27	2,131,000	2,131,001
BNP Paribas New York Branch
7/1/15	0.27	401,000	401,000
Canadian Imperial Bank of Commerce
6/17/15 to 12/11/15	0.25 to 0.33 (b)	759,000	759,000
Credit Suisse
6/11/15 to 9/14/15	0.36 to 0.38 (b)	561,000	561,000
Mizuho Corporate Bank Ltd.
5/4/15 to 7/28/15	0.28 to 0.29	834,000	834,000
Natexis Banques Populaires New York Branch
4/6/15 to 6/4/15	0.14 to 0.31 (b)	1,709,000	1,709,000
Rabobank Nederland New York Branch
6/4/15 to 6/12/15	0.24 to 0.25	1,499,000	1,499,000
Royal Bank of Canada
4/9/15 to 3/23/16	0.26 to 0.30 (b)	1,207,000	1,207,000
Sumitomo Mitsui Banking Corp.
4/2/15 to 9/15/15	0.24 to 0.37 (b)	1,854,000	1,854,000
Sumitomo Mitsui Trust Banking Ltd.
4/1/15 to 6/17/15	0.24 to 0.29	944,000	944,000
Toronto-Dominion Bank
5/18/15 to 10/6/15	0.23 to 0.30 (b)	547,000	547,000
Toronto-Dominion Bank New York Branch
2/12/16	0.29 (b)	213,000	213,000
			15,031,001
TOTAL CERTIFICATE OF DEPOSIT (Cost $16,521,991)			16,521,991
Financial Company Commercial Paper - 4.5%
	Yield (a)	Principal Amount (000s)	Value (000s)

Bank of Nova Scotia
5/22/15	0.28%	$ 170,000	$ 169,933
Commonwealth Bank of Australia
7/9/15 to 7/13/15	0.27 (b)	360,000	360,000
DNB Bank ASA
8/24/15	0.30	154,000	153,814
JPMorgan Securities LLC
4/27/15	0.28 (b)	380,000	380,000
National Australia Bank Ltd.
7/9/15	0.18 (b)	801,000	801,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,864,747)			1,864,747
Asset Backed Commercial Paper - 0.2%

Atlantic Asset Securitization Corp.
6/4/15	0.24 (b)	72,000
(Cost $71,990)			71,990
Other Commercial Paper - 1.0%

JPMorgan Securities LLC
6/3/15	0.30	400,000
(Cost $399,790)			399,790
Treasury Debt - 4.0%

U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Notes
4/15/15	0.10	551,241	551,695
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bills
6/25/15 to 9/17/15	0.11 to 0.15	540,030	539,745
U.S. Treasury Notes
7/15/15 to 8/31/15	0.12 to 0.22	570,000	570,595
			1,110,340
TOTAL TREASURY DEBT (Cost $1,662,035)			1,662,035
Variable Rate Demand Note - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/15	0.17% (b)	$ 37,000	$ 37,000
Florida - 0.0%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/15	0.17 (b)	25,155	25,155
TOTAL VARIABLE RATE DEMAND NOTE (Cost $62,155)			$ 62,155
Government Agency Debt - 4.0%

Federal Agencies - 4.0%
Federal Home Loan Bank
8/18/15 to 12/23/16	0.18 to 0.25 (b)	927,750	927,695
Freddie Mac
11/14/16 to 12/12/16	0.15 to 0.17 (b)	735,000	734,813
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,662,508)			1,662,508
Other Instrument - 0.6%

Time Deposits - 0.6%
Credit Agricole CIB
4/1/15 (Cost $244,000)	0.07	244,000	244,000
Government Agency Repurchase Agreement - 7.7%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	$ 2,381,820	2,381,810
0.15% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	812,698	812,695
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $3,194,505)		3,194,505
Treasury Repurchase Agreement - 31.2%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at:
0.05%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Treasury Obligations valued at $11,700,016,355, 2.75% - 3.63%, 2/28/18 - 2/15/21)	$ 11,700,016	$ 11,700,000
0.1%, dated 3/30/15 due 4/6/15 (Collateralized by U.S. Treasury Obligations valued at $1,250,007,001, 2.13%, 8/15/21)	1,250,024	1,250,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $12,950,000)		12,950,000
Other Repurchase Agreement - 6.9%

Other Repurchase Agreement - 6.9%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.36%, dated 3/31/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $217,080,250, 0.05% - 8.85%, 1/25/28 - 2/15/51)	201,002	201,000
0.46%, dated 3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $67,988,166, 3.31%, 8/25/26)	66,006	66,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $74,305,733, 0% - 11%, 7/18/16 - 6/16/44)	70,223	70,000
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $35,128,444, 0.17% - 4.5%, 1/16/42 - 4/20/63)	34,111	34,000
11/4/14 due 4/10/15 (Collateralized by U.S. Government Obligations valued at $70,259,069, 3.31%, 8/25/26)	68,222	68,000
11/5/14 due 4/6/15 (Collateralized by Corporate Obligations valued at $168,068,731, 0% - 3.59%, 7/15/18 - 2/19/45)	158,500	158,000
11/18/14 due 4/21/15 (Collateralized by Corporate Obligations valued at $311,903,216, 0.29% - 8.4%, 11/15/25 - 4/10/49)	288,924	288,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
11/26/14 due 4/30/15 (Collateralized by Corporate Obligations valued at $130,159,904, 0.63% - 3.27%, 8/25/17 - 9/15/65)	$ 123,397	$ 123,000
1/6/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $41,272,281, 0% - 5%, 7/20/26 - 4/20/63)	40,125	40,000
1/8/15 due 6/8/15 (Collateralized by Corporate Obligations valued at $230,433,074, 0.15% - 0.73%, 4/10/28 - 10/25/46)	213,670	213,000
0.83%, dated 3/19/15 due 8/17/15 (Collateralized by Corporate Obligations valued at $327,331,919, 0.28% - 5.98%, 11/25/29 - 6/25/47)	304,055	303,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 3/25/15 due 4/7/15 (Collateralized by Equity Securities valued at $89,136,330)	82,026	82,000
0.73%, dated:
2/19/15 due 6/29/15 (Collateralized by Corporate Obligations valued at $121,840,286, 0.75% - 2.7%, 2/1/18 - 3/30/43)	112,409	112,000
2/24/15 due 6/29/15 (Collateralized by Corporate Obligations valued at $212,111,208, 0.75% - 4%, 4/1/17 - 3/30/43)	195,716	195,000
J.P. Morgan Securities, LLC at:
0.13%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $33,664,549, 3% - 9.5%, 1/1/17 - 3/1/45)	33,000	33,000
0.25%, dated 3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $168,927,126, 0.41% - 7.06%, 6/25/29 - 10/16/54)	164,008	164,000
0.73%, dated:
2/4/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $121,095,069, 0.37% - 7.62%, 7/15/27 - 9/25/46)	112,409	112,000
2/9/15 due 6/29/15 (Collateralized by Equity Securities valued at $117,679,337)	109,402	109,000

	Maturity Amount (000s)	Value (000s)
0.73%, dated:
2/12/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $172,965,475, 0.29% - 6%, 5/25/35 - 5/25/47)	$ 160,584	$ 160,000
3/11/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $88,599,907, 0% - 13.97%, 7/25/20 - 2/12/51)	82,279	82,000
RBC Capital Markets Co. at:
0.24%, dated 3/18/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $49,125,599, 1.33% - 7%, 9/15/21 - 2/1/45)	48,004	48,000
0.31%, dated 3/23/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $58,607,884, 0% - 8.4%, 8/15/21 - 2/25/45)	57,045	57,000
0.38%, dated:
2/17/15 due 4/7/15 (Collateralized by Equity Securities valued at $43,219,649)	40,038	40,000
3/10/15 due 4/7/15 (Collateralized by Municipal Bond Obligations valued at $34,660,446, 0% - 7.43%, 7/1/15 - 12/1/45)	33,031	33,000
0.4%, dated:
3/9/15 due 4/7/15 (Collateralized by Corporate Obligations valued at $17,284,416, 3.75% - 14%, 5/15/17 - 2/15/25)	16,006	16,000
3/24/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $17,281,257, 0.37% - 6.15%, 3/25/21 - 10/15/48)	16,002	16,000
0.42%, dated 3/9/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $42,649,186, 0.36% - 6.5%, 4/25/22 - 11/25/47)	40,014	40,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,863,000)		2,863,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $41,496,721)		41,496,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		8,908
NET ASSETS - 100%		$ 41,505,629
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,381,810,000 due 4/01/15 at 0.15%
BNP Paribas Securities Corp.	$ 213,834
Bank of America NA	875,867
Citibank NA	210,302
Credit Agricole CIB New York Branch	50,473
HSBC Securities (USA), Inc.	303,236
ING Financial Markets LLC	53,501
J.P. Morgan Securities, Inc.	373,540
Merrill Lynch, Pierce, Fenner & Smith, Inc.	48,778
Societe Generale	84,121
Wells Fargo Securities LLC	168,158
$ 2,381,810
$812,695,000 due 4/01/15 at 0.15%
Citibank NA	$ 156,267
Merrill Lynch, Pierce, Fenner & Smith, Inc.	72,925
Societe Generale	270,864
Wells Fargo Securities LLC	312,639
$ 812,695
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $19,007,505) - See accompanying schedule: Unaffiliated issuers (cost $41,496,721)		$ 41,496,721
Cash		9
Receivable for investments sold		109
Receivable for fund shares sold		4,308
Interest receivable		11,830
Prepaid expenses		41
Receivable from investment adviser for expense reductions		1,127
Other receivables		328
Total assets		41,514,473

Liabilities
Payable for fund shares redeemed	$ 600
Distributions payable	1,120
Accrued management fee	4,907
Transfer agent fee payable	1,287
Distribution and service plan fees payable	229
Other affiliated payables	149
Other payables and accrued expenses	552
Total liabilities		8,844

Net Assets		$ 41,505,629
Net Assets consist of:
Paid in capital		$ 41,505,337
Accumulated undistributed net realized gain (loss) on investments		292
Net Assets		$ 41,505,629
Class I: Net Asset Value, offering price and redemption price per share ($6,236,273 ÷ 6,234,480 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($453,564 ÷ 453,401 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,011,396 ÷ 1,011,252 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($207,206 ÷ 207,145 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,068,083 ÷ 1,067,792 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,529,107 ÷ 32,520,196 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Interest		$ 79,846

Expenses
Management fee	$ 54,170
Transfer agent fees	14,537
Distribution and service plan fees	5,575
Accounting fees and expenses	1,694
Custodian fees and expenses	365
Independent trustees' compensation	166
Registration fees	163
Audit	59
Legal	89
Miscellaneous	243
Total expenses before reductions	77,061
Expense reductions	(17,575)	59,486
Net investment income (loss)		20,360
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		956
Net increase in net assets resulting from operations		$ 21,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,360	$ 20,977
Net realized gain (loss)	956	561
Net increase in net assets resulting from operations	21,316	21,538
Distributions to shareholders from net investment income	(21,111)	(20,979)
Share transactions - net increase (decrease)	3,134,043	(6,678,780)
Total increase (decrease) in net assets	3,134,248	(6,678,221)

Net Assets
Beginning of period	38,371,381	45,049,602
End of period	$ 41,505,629	$ 38,371,381

Financial Highlights - Class I

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.001	.002
Distributions from net investment income	- C	- C	(.001)	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.02%	.09%	.10%	.19%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.19%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.19%	.19%	.20%	.20%	.20%
Net investment income (loss)	.01%	.02%	.09%	.10%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 6,236	$ 7,816	$ 10,332	$ 15,149	$ 21,761

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.04%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.20%	.19%	.28%	.29%	.35%
Expenses net of all reductions	.20%	.19%	.28%	.29%	.35%
Net investment income (loss)	.01%	.01%	.01%	.01%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 454	$ 419	$ 487	$ 828	$ 776

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.20%	.19%	.28%	.29%	.38%
Expenses net of all reductions	.20%	.19%	.28%	.29%	.38%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 1,011	$ 1,967	$ 1,790	$ 1,543	$ 2,732

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets C
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.20%	.18%	.29%	.29%	.38%
Expenses net of all reductions	.20%	.18%	.29%	.29%	.38%
Net investment income (loss)	.01%	.02%	-% B	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 100	$ 37	$ 65	$ 190

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.001
Distributions from net investment income	- C	- C	- C	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.05%	.05%	.14%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.20%	.19%	.25%	.25%	.25%
Expenses net of all reductions	.20%	.19%	.25%	.25%	.25%
Net investment income (loss)	.01%	.01%	.05%	.05%	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,068	$ 1,173	$ 1,724	$ 1,207	$ 1,272

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.002	.003
Distributions from net investment income	(.001)	(.001)	(.002)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.07%	.06%	.15%	.16%	.25%
Ratios to Average Net Assets B
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.07%	.06%	.15%	.16%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 32,529	$ 26,896	$ 30,681	$ 34,433	$ 44,113

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/15	% of fund's investments 9/30/14	% of fund's investments 3/31/14
1 - 7	36.8	39.3	26.1
8 - 30	16.6	19.3	18.2
31 - 60	7.4	10.3	17.6
61 - 90	18.4	13.4	12.1
91 - 180	18.8	11.3	21.0
> 180	2.0	6.4	5.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/15	9/30/14	3/31/14
Money Market Portfolio	47 Days	50 Days	57 Days
All Taxable Money Market Funds Average*	43 Days	45 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/15	9/30/14	3/31/14
Money Market Portfolio	85 Days	80 Days	80 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Certificates of Deposit 54.7%	Certificates of Deposit 47.6%
Commercial Paper 3.2%	Commercial Paper 3.6%
Variable Rate Demand Notes (VRDNs) 0.1%	Variable Rate Demand Notes (VRDNs) 0.1%
Other Notes 1.2%	Other Notes 0.9%
Treasury Debt 5.9%	Treasury Debt 3.3%
Government Agency Debt 2.1%	Government Agency Debt 8.7%
Other Instruments 0.6%	Other Instruments 4.0%
Repurchase Agreements 31.2%	Repurchase Agreements 29.9%
Net Other Assets (Liabilities) 1.0%	Net Other Assets (Liabilities) 1.9%

* Source: iMoneyNet, Inc.

Annual Report

Current and Historical Seven-Day Yields
	3/31/15	12/31/14	9/30/14	6/30/14	3/31/14

Class I	0.10%	0.07%	0.04%	0.05%	0.05%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.05%	0.02%	0.01%	0.01%	0.01%

Class F	0.14%	0.11%	0.08%	0.09%	0.09%

Institutional Class	0.14%	0.11%	0.08%	0.09%	0.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2015, the most recent period shown in the table, would have been 0.08% for Class I, -0.07% for Class II, -0.17% for Class III, 0.03% for Select Class, 0.13% for Class F and 0.10% for Institutional Class.

Annual Report

Money Market Portfolio

Investments March 31, 2015

Showing Percentage of Net Assets

Certificate of Deposit - 54.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.0%
BMO Harris Bank NA
8/20/15	0.33%	$ 159,000	$ 159,000
State Street Bank & Trust Co.
6/8/15	0.26 (c)	251,000	251,000
Wells Fargo Bank NA
8/3/15 to 12/23/15	0.25 to 0.29 (c)	1,467,000	1,467,000
			1,877,000
London Branch, Eurodollar, Foreign Banks - 2.9%
ABN AMRO Bank NV
5/20/15 to 6/19/15	0.28 to 0.31	415,000	414,825
Mizuho Bank Ltd.
5/5/15 to 6/29/15	0.26 to 0.28	324,000	323,829
National Australia Bank Ltd.
7/7/15 to 9/30/15	0.30	1,094,000	1,094,000
			1,832,654
New York Branch, Yankee Dollar, Foreign Banks - 48.8%
Bank of Montreal
7/14/15 to 1/5/16	0.25 to 0.29 (c)	930,000	930,000
Bank of Montreal Chicago CD Program
6/5/15 to 12/11/15	0.25 to 0.40 (c)	1,234,000	1,234,000
Bank of Nova Scotia
5/20/15 to 11/27/15	0.27 to 0.36 (c)	2,399,000	2,399,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/1/15 to 7/29/15	0.25 to 0.27	3,215,000	3,215,000
BNP Paribas New York Branch
7/2/15	0.27	604,000	604,000
Canadian Imperial Bank of Commerce
6/17/15 to 12/11/15	0.25 to 0.33 (c)	1,308,000	1,308,000
Credit Suisse
6/11/15 to 9/14/15	0.32 to 0.38 (c)	2,232,000	2,232,000
Mizuho Corporate Bank Ltd.
5/4/15 to 7/28/15	0.28 to 0.29	2,891,000	2,891,000
Natexis Banques Populaires New York Branch
4/6/15 to 7/1/15	0.14 to 0.31 (c)	2,502,000	2,502,000
Rabobank Nederland New York Branch
6/5/15 to 6/12/15	0.25	827,000	827,000
Royal Bank of Canada
4/9/15 to 3/23/16	0.24 to 0.30 (c)	2,475,000	2,475,000
Skandinaviska Enskilda Banken
8/5/15	0.27	613,000	613,000
Sumitomo Mitsui Banking Corp.
4/2/15 to 9/15/15	0.24 to 0.37 (c)	3,159,200	3,159,200
Sumitomo Mitsui Trust Banking Ltd.
4/1/15 to 7/3/15	0.24 to 0.29	2,157,000	2,157,000
Swedbank AB
4/17/15	0.26	610,000	610,000

Yield (a)	Principal Amount (000s)	Value (000s)
Toronto-Dominion Bank
6/8/15 to 10/6/15	0.25 to 0.31% (c)	$ 915,000	$ 915,000
Toronto-Dominion Bank New York Branch
2/12/16	0.29 (c)	335,000	335,000
UBS AG
6/9/15 to 9/25/15	0.33 to 0.36 (c)	2,154,000	2,154,000
			30,560,200
TOTAL CERTIFICATE OF DEPOSIT (Cost $34,269,854)			34,269,854
Financial Company Commercial Paper - 3.0%

Bank of Nova Scotia
5/22/15 to 9/1/15	0.28 to 0.30	506,000	505,610
Commonwealth Bank of Australia
7/22/15	0.26 (c)	140,000	140,000
DNB Bank ASA
6/1/15 to 8/24/15	0.25 to 0.30	529,000	528,594
Fortis Funding LLC
7/6/15	0.27	158,000	157,886
JPMorgan Securities LLC
4/22/15 to 4/27/15	0.27 to 0.28 (c)	536,000	536,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,868,090)			1,868,090
Asset Backed Commercial Paper - 0.2%

Atlantic Asset Securitization Corp.
6/4/15 (Cost $127,982)	0.24 (c)	128,000	127,982
Treasury Debt - 5.9%

U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Notes
4/15/15	0.10	444,309	444,664
U.S. Treasury Obligations - 5.2%
U.S. Treasury Bills
6/25/15 to 9/17/15	0.15 to 0.16	1,412,000	1,411,322
U.S. Treasury Notes
6/15/15 to 9/15/15	0.11 to 0.22	1,834,000	1,835,348
			3,246,670
TOTAL TREASURY DEBT (Cost $3,691,334)			3,691,334
Other Note - 1.2%
Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 1.2%
International Bank Reconstruction & Development
10/28/15	0.30%	$ 234,000	$ 234,000
Svenska Handelsbanken AB
9/25/15	0.35 (b)(c)	496,000	496,000
TOTAL OTHER NOTE (Cost $730,000)			730,000
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/15 (Cost $67,000)	0.17 (c)	67,000	67,000
Government Agency Debt - 2.1%

Federal Agencies - 2.1%
Fannie Mae
1/26/17	0.19 (c)	210,000	209,961
Federal Home Loan Bank
8/26/15 to 1/15/16	0.16 to 0.35 (c)	1,130,540	1,130,469
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,340,430)			1,340,430
Other Instrument - 0.6%

Time Deposits - 0.6%
Credit Agricole CIB
4/1/15 (Cost $360,000)	0.07	360,000	360,000
Government Agency Repurchase Agreement - 4.3%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	$ 2,381,689	2,381,679
0.15% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	316,816	316,815
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,698,494)		2,698,494
Treasury Repurchase Agreement - 16.1%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at:
0.05%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Treasury Obligations valued at $8,900,012,424, 3.13% - 3.63%, 2/15/20 - 5/15/21)	$ 8,900,012	$ 8,900,000
0.1%, dated 3/30/15 due 4/6/15 (Collateralized by U.S. Treasury Obligations valued at $1,200,006,774, 2.13% - 3.63%, 5/15/20 - 8/15/21)	1,200,023	1,200,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $10,100,000)		10,100,000
Other Repurchase Agreement - 10.8%

Other Repurchase Agreement - 10.8%
With:
BNP Paribas Securities Corp. at 0.28%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $300,762,339, 0.47% - 6.81%, 11/25/22 - 3/15/45)	292,002	292,000
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 6/16/15 (Collateralized by Corporate Obligations valued at $229,812,241, 0.43% - 12.39%, 10/25/35 - 4/5/52)	213,237	212,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 3/25/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $103,960,570, 0.29% - 5.27%, 4/25/17 - 6/15/45)	99,009	99,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $134,372,318, 0.37% - 7.14%, 5/15/18 - 6/25/42)	127,405	127,000
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $65,090,239, 0.37% - 6.5%, 4/25/22 - 12/15/43)	63,205	63,000
11/4/14 due 4/10/15 (Collateralized by Corporate Obligations valued at $136,015,386, 0% - 7.3%, 10/9/18 - 11/1/47)	129,422	129,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.75%, dated: - continued
11/5/14 due 4/6/15 (Collateralized by Corporate Obligations valued at $327,152,680, 0.26% - 5.75%, 7/15/31 - 4/25/47)	$ 302,956	$ 302,000
11/18/14 due 4/21/15 (Collateralized by U.S. Government Obligations valued at $68,169,838, 3.31%, 8/25/26)	66,212	66,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 3/25/15 due 4/7/15 (Collateralized by Equity Securities valued at $134,791,520)	124,039	124,000
0.73%, dated:
2/19/15 due 6/29/15 (Collateralized by Corporate Obligations valued at $246,944,267, 0.13% - 7.88%, 3/15/16 - 3/30/43)	227,829	227,000
2/24/15 due 6/29/15 (Collateralized by Corporate Obligations valued at $129,442,250, 0.75% - 3.75%, 1/31/18 - 3/30/43)	119,437	119,000
J.P. Morgan Securities, LLC at:
0.25%, dated 3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $256,484,037, 0.43% - 8.65%, 7/16/28 - 7/16/56)	249,012	249,000
0.73%, dated:
2/4/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $234,622,200, 0.33% - 5.65%, 3/25/35 - 5/25/47)	217,792	217,000
2/9/15 due 6/29/15 (Collateralized by Equity Securities valued at $306,134,308)	286,052	285,000
2/12/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $361,063,879, 0.25% - 6.35%, 7/15/19 - 12/10/49)	335,219	334,000
3/11/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $98,320,662, 2.57% - 6.57%, 2/25/35 - 2/12/51)	91,310	91,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.18%, dated 3/31/15 due 4/1/15 (Collateralized by Equity Securities valued at $540,002,742)	500,003	500,000

	Maturity Amount (000s)	Value (000s)
0.27%, dated 3/27/15 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $334,762,554, 0.64% - 5.5%, 11/15/25 - 2/20/65)	$ 325,015	$ 325,000
0.33%, dated 3/31/15 due 4/1/15 (Collateralized by Municipal Bond Obligations valued at $141,796,545, 0% - 10%, 3/1/16 - 4/1/57)	135,001	135,000
0.5%, dated 3/31/15 due 4/1/15 (Collateralized by Mortgage Loan Obligations valued at $578,558,035, 0% - 5.96%, 2/1/17 - 1/17/73)	551,008	551,000
0.53%, dated 3/31/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $738,730,876, 0.31% - 7.53%, 12/15/20 - 11/25/52)	684,010	684,000
0.81%, dated 3/6/15 due 6/4/15 (Collateralized by Equity Securities valued at $418,204,513)	387,784	387,000
0.85%, dated 3/13/15 due 5/13/15 (Collateralized by Mortgage Loan Obligations valued at $420,308,471, 0% - 7%, 3/15/19 - 6/13/50)	389,560	389,000
0.95%, dated:
1/6/15 due 5/6/15 (Collateralized by Corporate Obligations valued at $92,005,913, 0.33% - 5.68%, 1/25/34 - 11/25/46)	85,269	85,000
2/25/15 due 6/25/15 (Collateralized by Mortgage Loan Obligations valued at $90,803,790, 0.35% - 6.27%, 12/25/34 - 2/12/51)	84,266	84,000
RBC Capital Markets Co. at:
0.24%, dated 3/18/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $77,214,575, 1.78% - 6.63%, 7/25/27 - 3/1/45)	75,007	75,000
0.31%, dated 3/23/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $89,420,182, 0% - 11.54%, 3/1/18 - 2/25/45)	87,069	87,000
0.38%, dated:
2/17/15 due 4/7/15 (Collateralized by Equity Securities valued at $65,909,964)	61,058	61,000
3/10/15 due 4/7/15 (Collateralized by Municipal Bond Obligations valued at $52,659,132, 0% - 7.43%, 6/1/16 - 7/1/47)	50,048	50,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.4%, dated:
3/9/15 due 4/7/15 (Collateralized by Corporate Obligations valued at $27,006,901, 0.64% - 14%, 6/15/17 - 1/1/49)	$ 25,009	$ 25,000
3/24/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $26,932,236, 0.37% - 6%, 10/25/21 - 10/15/48)	25,004	25,000
0.42%, dated 3/9/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $67,685,061, 0.35% - 7.5%, 11/15/26 - 2/15/51)	63,023	63,000
Wells Fargo Securities, LLC at:
0.25%, dated 3/31/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $207,514,322, 0.13% - 10%, 5/15/15 - 11/15/40)	193,001	193,000
0.75%, dated 1/28/15 due 4/28/15 (Collateralized by Corporate Obligations valued at $85,432,913, 2.5% - 3.75%, 5/1/15 - 5/15/37)	79,148	79,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $6,734,000)		6,734,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $61,987,184)		61,987,184
NET OTHER ASSETS (LIABILITIES) - 1.0%		601,650
NET ASSETS - 100%		$ 62,588,834
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,000,000 or 0.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,381,679,000 due 4/01/15 at 0.15%
BNP Paribas Securities Corp.	$ 213,822
Bank of America NA	875,819
Citibank NA	210,291
Credit Agricole CIB New York Branch	50,470
HSBC Securities (USA), Inc.	303,219
ING Financial Markets LLC	53,498
J.P. Morgan Securities, Inc.	373,520
Merrill Lynch, Pierce, Fenner & Smith, Inc.	48,775
Societe Generale	84,116
Wells Fargo Securities LLC	168,149
$ 2,381,679
$316,815,000 due 4/01/15 at 0.15%
Citibank NA	$ 60,918
Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,428
Societe Generale	105,591
Wells Fargo Securities LLC	121,878
$ 316,815
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $19,532,494) - See accompanying schedule: Unaffiliated issuers (cost $61,987,184)		$ 61,987,184
Cash		13
Receivable for investments sold		466,149
Receivable for fund shares sold		298,101
Interest receivable		20,765
Prepaid expenses		74
Receivable from investment adviser for expense reductions		1,570
Other receivables		749
Total assets		62,774,605

Liabilities
Payable for fund shares redeemed	$ 173,025
Distributions payable	1,633
Accrued management fee	7,471
Distribution and service plan fees payable	124
Other affiliated payables	2,340
Other payables and accrued expenses	1,178
Total liabilities		185,771

Net Assets		$ 62,588,834
Net Assets consist of:
Paid in capital		$ 62,588,451
Accumulated undistributed net realized gain (loss) on investments		383
Net Assets		$ 62,588,834

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) March 31, 2015

Class I: Net Asset Value, offering price and redemption price per share ($21,650,748 ÷ 21,648,484 shares)	$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($94,917 ÷ 94,977 shares)	$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,453,655 ÷ 1,454,299 shares)	$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($406,669 ÷ 406,784 shares)	$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($2,064,040 ÷ 2,063,446 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,918,805 ÷ 36,902,475 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Interest		$ 153,324

Expenses
Management fee	$ 91,718
Transfer agent fees	26,470
Distribution and service plan fees	4,321
Accounting fees and expenses	2,203
Custodian fees and expenses	669
Independent trustees' compensation	287
Registration fees	366
Audit	55
Legal	156
Miscellaneous	413
Total expenses before reductions	126,658
Expense reductions	(24,198)	102,460
Net investment income (loss)		50,864
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		797
Net increase in net assets resulting from operations		$ 51,661

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,864	$ 55,504
Net realized gain (loss)	797	1,000
Net increase in net assets resulting from operations	51,661	56,504
Distributions to shareholders from net investment income	(51,480)	(55,503)
Share transactions - net increase (decrease)	(4,716,104)	179,766
Total increase (decrease) in net assets	(4,715,923)	180,767

Net Assets
Beginning of period	67,304,757	67,123,990
End of period	$ 62,588,834	$ 67,304,757

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class I

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.002	.002
Distributions from net investment income	(.001)	(.001)	(.002)	(.002)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.06%	.06%	.16%	.17%	.23%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.05%	.06%	.16%	.16%	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 21,651	$ 22,712	$ 24,416	$ 24,209	$ 31,063

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class II

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.02%	.03%	.08%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.22%	.23%	.32%	.32%	.33%
Expenses net of all reductions	.22%	.23%	.32%	.32%	.33%
Net investment income (loss)	.01%	.01%	.02%	.03%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 95	$ 150	$ 165	$ 207	$ 420

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class III

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.23%	.23%	.33%	.33%	.40%
Expenses net of all reductions	.23%	.23%	.33%	.33%	.40%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 1,454	$ 1,834	$ 2,086	$ 2,398	$ 3,524

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.001	.002
Distributions from net investment income	- C	- C	(.001)	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.02%	.11%	.11%	.18%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.22%	.22%	.23%	.23%	.23%
Expenses net of all reductions	.22%	.22%	.23%	.23%	.23%
Net investment income (loss)	.01%	.02%	.11%	.11%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 331	$ 389	$ 577	$ 2,161

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.002	.003
Distributions from net investment income	(.001)	(.001)	(.002)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.10%	.10%	.20%	.21%	.27%
Ratios to Average Net Assets B
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.09%	.10%	.20%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 2,064	$ 2,135	$ 2,244	$ 1,547	$ 822

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.002	.003
Distributions from net investment income	(.001)	(.001)	(.002)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.10%	.10%	.20%	.21%	.27%
Ratios to Average Net Assets B
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.09%	.10%	.20%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 36,919	$ 40,143	$ 37,824	$ 32,286	$ 28,790

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/15	% of fund's investments 9/30/14	% of fund's investments 3/31/14
1 - 7	75.6	74.9	67.5
8 - 30	1.1	1.5	3.6
31 - 60	3.8	3.5	8.8
61 - 90	9.7	5.1	7.0
91 - 180	7.3	1.4	10.2
> 180	2.5	13.6	2.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/15	9/30/14	3/31/14
Tax-Exempt Portfolio	28 Days	47 Days	32 Days
All Tax-Free Money Market Funds Average*	32 Days	42 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/15	9/30/14	3/31/14
Tax-Exempt Portfolio	28 Days	47 Days	32 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Variable Rate Demand Notes (VRDNs) 66.4%	Variable Rate Demand Notes (VRDNs) 63.4%
Other Municipal Debt 27.6%	Other Municipal Debt 27.7%
Investment Companies 6.0%	Investment Companies 5.3%
Net Other Assets (Liabilities) 0.0%†	Net Other Assets (Liabilities) 3.6%

Current and Historical Seven-Day Yields
	3/31/15	12/31/14	9/30/14	6/30/14	3/31/14

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2015, the most recent period shown in the table, would have been -0.17% for Class I, -0.32% for Class II, -0.42% for Class III and -0.22% for Select Class.

* Source: iMoneyNet, Inc.

† Amount represents less than 0.1%

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2015

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.01% 4/1/15, VRDN (c)	$ 8,900	$ 8,900
Series 2014 B, 0.03% 4/1/15, VRDN (c)	7,500	7,500
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.01% 4/1/15, VRDN (c)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.03% 4/1/15 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 4/2/15, VRDN (c)	1,400	1,400
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.03% 4/1/15, VRDN (c)	5,300	5,300
		39,650
Alaska - 0.6%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.02% 4/7/15, LOC MUFG Union Bank NA, VRDN (c)	1,500	1,500
(Greater Fairbanks Hosp. Proj.) Series 2009 B, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 C, 0.02% 4/1/15, VRDN (c)	8,000	8,000
		15,500
Arizona - 1.0%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.01% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,800	1,800
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	2,300	2,300
Series 2008 F, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2008 B, 0.04% 4/7/15, LOC PNC Bank NA, VRDN (c)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.05% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,200	1,200

	Principal Amount (000s)	Value (000s)
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,000	$ 3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Series Putters 3307, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600
Series ROC II R 11980 X, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,030	3,030
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.03% 4/7/15, LOC Fannie Mae, VRDN (c)	2,015	2,015
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.03% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	1,200	1,200
		25,445
Arkansas - 0.3%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.05% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	6,000	6,000
California - 5.3%
California Gen. Oblig.:
Series 2003 C3, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,600	1,600
Series 2004 A10, 0.01% 4/7/15, LOC Citibank NA, VRDN (c)	17,900	17,900
Series 2005 A1, 0.01% 4/7/15, LOC Royal Bank of Canada, VRDN (c)	20,000	20,000
Series 2005 B3, 0.01% 4/7/15, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.02% 4/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	17,500	17,500
(Scripps Health Proj.) Series 2008 E, 0.01% 4/7/15, LOC MUFG Union Bank NA, VRDN (c)	13,670	13,670
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.01% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	6,400	6,400
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.):
Series 2009 B, 0.01% 4/1/15, LOC MUFG Union Bank NA, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.): - continued
Series 2009 C, 0.03% 4/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 4,650	$ 4,650
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.02% 4/1/15, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.01% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.08% 4/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	8,500	8,500
Series RBC O 4, 0.02% 4/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,000	2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.07% 4/7/15 (Liquidity Facility Bank of America NA) (c)(f)	4,980	4,980
Riverside Elec. Rev. Series 2008 A, 0.01% 4/7/15, LOC Barclays Bank PLC, VRDN (c)	7,800	7,800
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.01% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
		131,700
Colorado - 0.1%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.02% 4/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,800	1,800
		3,200
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series 15 XF0091, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,315	2,315
Series 2014 D, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	2,000	2,000
		4,315

	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.035% 4/7/15, LOC Freddie Mac, VRDN (c)	$ 3,385	$ 3,385
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.07% 4/7/15, LOC Bank of America NA, VRDN (c)	1,375	1,375
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	1,870	1,870
(Washington Drama Society, Inc. Proj.) Series 2008, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,250	2,250
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.02% 4/7/15, LOC Royal Bank of Canada, VRDN (c)	2,700	2,700
		18,735
Florida - 2.4%
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.03% 4/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,625	5,625
Miami-Dade County Series 2014 A, 0.02% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	4,700	4,700
North Broward Hosp. District Rev. Series 2005 A:
0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	24,800	24,800
0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	3,700	3,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.01% 4/7/15, LOC Northern Trust Co., VRDN (c)	1,700	1,700
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.02% 4/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,600	8,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.04% 4/7/15, LOC Northern Trust Co., VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	$ 3,300	$ 3,300
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
		59,425
Georgia - 0.7%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.01% 4/1/15, LOC Wells Fargo Bank NA, VRDN (c)	1,765	1,765
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.02% 4/7/15, LOC Branch Banking & Trust Co., VRDN (c)	2,500	2,500
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 4/7/15, LOC Branch Banking & Trust Co., VRDN (c)	12,370	12,370
		16,635
Illinois - 5.9%
Chicago Gen. Oblig.:
Series 2003 B, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2003 B1, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2003 B2, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Series 2005 D2, 0.03% 4/1/15, LOC Northern Trust Co., VRDN (c)	2,200	2,200
Series 2007 E, 0.03% 4/1/15, LOC Barclays Bank PLC, VRDN (c)	17,000	17,000
Chicago Wtr. Rev.:
Series 2000-1, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2004 A1, 0.02% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	5,300	5,300
Series 2004 A2, 0.02% 4/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,000	5,000
Illinois Fin. Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,620	3,620
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	4,465	4,465

	Principal Amount (000s)	Value (000s)
Series 2008 C, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	$ 7,565	$ 7,565
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	4,700	4,700
(Spertus Institute of Jewish Studies Proj.) 0.04% 4/7/15, LOC Northern Trust Co., VRDN (c)	8,900	8,900
Participating VRDN:
Series BC 11 16B, 0.04% 4/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series Putters 0022, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series 2011 B, 0.01% 4/1/15, LOC Wells Fargo Bank NA, VRDN (c)	1,850	1,850
Series 2012 G, 0.02% 4/7/15, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	1,500	1,500
Illinois Gen. Oblig.:
Series 2003 B2, 0.01% 4/7/15, LOC PNC Bank NA, VRDN (c)	28,600	28,600
Series 2003 B3, 0.01% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	20,575	20,575
Series 2003 B4, 0.03% 4/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	8,500	8,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.04% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,370	1,370
		145,485
Indiana - 1.2%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.03% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Series 2008 F, 0.02% 4/7/15, LOC Bank of New York, New York, VRDN (c)	1,600	1,600
Series 2008 J, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	4,700	4,700
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	13,215	13,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev.: - continued
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 D, 0.02% 4/7/15, LOC Northern Trust Co., VRDN (c)	$ 3,275	$ 3,275
Series 2011 E, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	2,600	2,600
		30,390
Iowa - 0.7%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.02% 4/7/15, VRDN (c)	17,000	17,000
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.02% 4/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.03% 4/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,600	1,600
		7,900
Kentucky - 0.7%
Louisville & Jefferson County:
Series 2011 B, 0.03% 4/1/15, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
Series 2013 C, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	16,000	16,000
		17,900
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,400	5,400
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.02% 4/1/15, LOC JPMorgan Chase Bank, VRDN (c)	3,500	3,500
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.02% 4/7/15, VRDN (c)	1,000	1,000
Series 2005, 0.01% 4/1/15, VRDN (c)	2,600	2,600
Series 2008 B, 0.01% 4/1/15, VRDN (c)	1,600	1,600
(C-Port LLC Proj.) Series 2008, 0.06% 4/7/15, LOC Bank of America NA, VRDN (c)	2,350	2,350

	Principal Amount (000s)	Value (000s)
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.03% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 2,600	$ 2,600
Series 2010 B, 0.03% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	3,900	3,900
		22,950
Maryland - 0.8%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.01% 4/7/15, VRDN (c)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 4/7/15, LOC MUFG Union Bank NA, VRDN (c)	2,000	2,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	1,600	1,600
Participating VRDN Series 15 XF0130, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,310	7,310
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
		19,895
Massachusetts - 0.7%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 14 0012, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.03% 4/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630
		17,630
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	21,900	21,900
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.04% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		30,520
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.1%
Hennepin County Gen. Oblig. Series 2013 C, 0.02% 4/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	$ 2,700	$ 2,700
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.01% 4/1/15 (Chevron Corp. Guaranteed), VRDN (c)	3,200	3,200
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,400	2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.04% 4/7/15, LOC Bank of America NA, VRDN (c)	10,150	10,150
		15,750
Missouri - 0.9%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.01% 4/7/15, VRDN (c)	1,600	1,600
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.03% 4/1/15, LOC Wells Fargo Bank NA, VRDN (c)	1,290	1,290
Series 2008 B1, 0.03% 4/1/15, LOC Barclays Bank PLC, VRDN (c)	2,410	2,410
Series 2013 B, 0.03% 4/1/15, LOC Bank of America NA, VRDN (c)	5,285	5,285
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.01% 4/7/15, VRDN (c)	7,700	7,700
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.02% 4/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	3,010	3,010
		21,295
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.03% 4/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	2,630	2,630
Nevada - 1.4%
Clark County Arpt. Rev.:
Series 2008 D 2B, 0.01% 4/7/15, LOC Royal Bank of Canada, VRDN (c)	23,000	23,000
Series 2008 D3, 0.01% 4/7/15, LOC Bank of America NA, VRDN (c)	3,200	3,200

	Principal Amount (000s)	Value (000s)
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 5,345	$ 5,345
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.02% 4/7/15, LOC Bank of America NA, LOC JPMorgan Chase Bank, VRDN (c)	1,800	1,800
		33,345
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.01% 4/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,260	1,260
New York - 18.7%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.03% 4/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,240	6,240
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 D, 0.01% 4/7/15, LOC TD Banknorth, NA, VRDN (c)	24,500	24,500
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.02% 4/7/15, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Series 2009 C1, 0.01% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	24,000	24,000
Series 2009 D1, 0.02% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
New York City Gen. Oblig.:
Series 2004 H2 0.02% 4/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	1,300	1,300
Series 2004 H3, 0.02% 4/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	700	700
Series 2004 H8, 0.01% 4/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	15,000	15,000
Series 2006 I5, 0.01% 4/1/15 (Liquidity Facility Bank of New York, New York), VRDN (c)	13,200	13,200
Series 2006 I7, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	4,600	4,600
Series 2008 J10, 0.01% 4/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	1,600	1,600
Series 2008 J6, 0.03% 4/1/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,500	9,500
Series 2011 A4, 0.02% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,500	2,500
Series 2012 G:
0.01% 4/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 G:
0.02% 4/1/15 (Liquidity Facility Citibank NA) (Liquidity Facility PNC Bank NA), VRDN (c)	$ 5,000	$ 5,000
Series 2013 F3, 0.03% 4/1/15 (Liquidity Facility Bank of America NA), VRDN (c)	3,000	3,000
Series 2014 D3, 0.03% 4/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	18,610	18,610
Series 2104 1, 0.03% 4/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,600	1,600
Series D5, 0.02% 4/1/15, LOC PNC Bank NA, VRDN (c)	8,500	8,500
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.02% 4/7/15, LOC Freddie Mac, VRDN (c)	1,300	1,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 14 0043, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series ROC II R 11916, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	1,235	1,235
Series 2008 B1, 0.02% 4/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	2,000	2,000
Series 2009 BB2, 0.02% 4/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,400	4,400
Series 2012 B3, 0.01% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	3,130	3,130
Series 2014 AA:
0.03% 4/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,300	2,300
0.03% 4/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,200	3,200
0.03% 4/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	17,700	17,700
0.03% 4/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	9,700	9,700
Series 2015 BB, 0.01% 4/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	2,980	2,980
Series FF, 0.03% 4/1/15 (Liquidity Facility Bank of America NA), VRDN (c)	44,200	44,200

	Principal Amount (000s)	Value (000s)
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 3,800	$ 3,800
Series ROC II R 14022, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,185	2,185
Series 2001 A, 0.02% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,500	1,500
Series 2001 C, 0.02% 4/1/15 (Liquidity Facility PNC Bank NA), VRDN (c)	9,815	9,815
Series 2003 1D, 0.03% 4/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,530	10,530
Series 2003 A2, 0.02% 4/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	3,000	3,000
Series 2013 A5, 0.01% 4/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	1,900	1,900
Series 2013 C4, 0.03% 4/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	7,985	7,985
Series 2013 C5, 0.01% 4/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,400	8,400
Series 2014 B3, 0.01% 4/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	7,100	7,100
Series 2014 D4, 0.02% 4/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	13,900	13,900
Series 2015 A3, 0.01% 4/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	1,900	1,900
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.02% 4/1/15, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 D, 0.01% 4/7/15, LOC TD Banknorth, NA, VRDN (c)	1,500	1,500
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,185	3,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 4/7/15, LOC Fannie Mae, VRDN (c)	$ 4,100	$ 4,100
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.02% 4/7/15, LOC Fannie Mae, VRDN (c)	6,000	6,000
(505 West 37th Street Proj.) Series 2009 A, 0.03% 4/1/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	1,400	1,400
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 4/7/15, LOC Fannie Mae, VRDN (c)	3,210	3,210
Series 2008 A, 0.01% 4/7/15, LOC Freddie Mac, VRDN (c)	1,600	1,600
Series 2010 A, 0.01% 4/7/15, LOC Freddie Mac, VRDN (c)	6,150	6,150
Series 2012 A, 0.01% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	8,700	8,700
Series 2012 A1, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Series 2013 A, 0.02% 4/1/15, LOC PNC Bank NA, VRDN (c)	4,675	4,675
Series 2013 A1, 0.01% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	12,050	12,050
Series 2014 A, 0.02% 4/1/15, LOC PNC Bank NA, VRDN (c)	5,700	5,700
Series 2014 A2, 0.01% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,700	5,700
Series A, 0.01% 4/7/15, LOC Freddie Mac, VRDN (c)	2,550	2,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.02% 4/7/15, LOC Bank of America NA, VRDN (c)	3,800	3,800
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 0.02% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	27,775	27,775
Series 2008 BAV, 0.01% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,700	2,700
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2005 A, 0.01% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,645	2,645
Series 2005 B, 0.01% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,225	1,225

	Principal Amount (000s)	Value (000s)
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 B2, 0.01% 4/1/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,200	$ 3,200
Series 2005 B3, 0.03% 4/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	2,000	2,000
		462,000
North Carolina - 1.9%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 11906, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,715	2,715
Series 2002 B, 0.01% 4/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,210	1,210
Series 2002 C, 0.02% 4/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	1,500	1,500
Series 2006 B, 0.01% 4/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	6,965	6,965
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.04% 4/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	1,200	1,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.05% 4/7/15, LOC Bank of America NA, VRDN (c)	3,290	3,290
(High Point Univ. Rev.) Series 2006, 0.02% 4/7/15, LOC Branch Banking & Trust Co., VRDN (c)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 14 0051, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	8,800	8,800
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,700	2,700
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.04% 4/7/15, LOC Cr. Industriel et Commercial, VRDN (c)	3,920	3,920
Piedmont Triad Arpt. Auth. Series 2008 A, 0.04% 4/7/15, LOC Branch Banking & Trust Co., VRDN (c)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,950	4,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 2,100	$ 2,100
Wake County Gen. Oblig. Series 2003 C, 0.01% 4/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,000	1,000
		45,960
Ohio - 1.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.03% 4/1/15, LOC Bank of America NA, VRDN (c)	4,350	4,350
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.03% 4/1/15, LOC JPMorgan Chase Bank, VRDN (c)	10,095	10,095
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.02% 4/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,170	5,170
Middletown Hosp. Facilities Rev. Series 2008 A, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.01% 4/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	3,900	3,900
Ohio State Univ. Gen. Receipts Series 2010 E, 0.01% 4/7/15, VRDN (c)	2,600	2,600
		27,115
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	24,950	24,950
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,500	8,500
		36,450
Pennsylvania - 1.6%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.01% 4/7/15, LOC TD Banknorth, NA, VRDN (c)	9,680	9,680
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.02% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	1,200	1,200

	Principal Amount (000s)	Value (000s)
Chester County Health & Ed. Auth. Rev. 0.02% 4/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 7,180	$ 7,180
Indiana County Hosp. Auth. Series 2014 B, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	855	855
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.02% 4/7/15, LOC TD Banknorth, NA, VRDN (c)	3,000	3,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Second Series, 0.01% 4/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,015	2,015
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.01% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
		39,840
Rhode Island - 0.6%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,900	1,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.02% 4/7/15, LOC TD Banknorth, NA, VRDN (c)	1,160	1,160
(New England Institute of Technology Proj.) Series 2008, 0.02% 4/7/15, LOC TD Banknorth, NA, VRDN (c)	5,150	5,150
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.02% 4/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (c)	7,500	7,500
		15,710
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,295	5,295
Tennessee - 1.0%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.02% 4/7/15, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.06% 4/7/15, LOC Bank of America NA, VRDN (c)	$ 2,280	$ 2,280
Series 2005, 0.04% 4/1/15, LOC Bank of America NA, VRDN (c)	1,200	1,200
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,900	1,900
Series 2011 B, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	15,700	15,700
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2UX, 0.04% 4/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
		24,980
Texas - 6.3%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,425	3,425
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,995	2,995
Series Putters 3742, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,295	1,295
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.04% 4/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,574	10,574
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.02% 4/7/15, LOC Barclays Bank PLC, VRDN (c)	5,500	5,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 D, 0.01% 4/7/15, VRDN (c)	5,000	5,000
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.05% 4/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000

	Principal Amount (000s)	Value (000s)
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 6,000	$ 6,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.03% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Series 2004 B4, 0.01% 4/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	3,600	3,600
Judson Independent School District Participating VRDN Series DB 423, 0.09% 4/7/15 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,335	1,335
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.07% 4/7/15 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,000	1,000
Leander Independent School District Participating VRDN Series BC 10 28W, 0.04% 4/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.02% 4/7/15 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,000	5,000
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.02% 4/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.03% 4/7/15 (Total SA Guaranteed), VRDN (c)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.02% 4/7/15, LOC PNC Bank NA, VRDN (c)	8,235	8,235
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.04% 4/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.03% 4/7/15, LOC Freddie Mac, VRDN (c)	$ 1,300	$ 1,300
Texas Gen. Oblig. Series 2012 A, 0.04% 4/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	22,300	22,300
		154,659
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 4/7/15, LOC Canadian Imperial Bank of Commerce, VRDN (c)	2,500	2,500
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.03% 4/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,530	5,530
		8,030
Virginia - 1.7%
Albemarle County Indl. Dev. Auth. 0.02% 4/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,495	2,495
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.05% 4/1/15, LOC Bank of America NA, VRDN (c)	1,515	1,515
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.02% 4/7/15, VRDN (c)	2,800	2,800
Participating VRDN Series MS 3285, 0.03% 4/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.02% 4/7/15, LOC Branch Banking & Trust Co., VRDN (c)	3,250	3,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.02% 4/7/15, LOC Bank of New York, New York, VRDN (c)	2,040	2,040
Series 2008 D2, 0.02% 4/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600	6,600
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.01% 4/7/15, VRDN (c)	1,500	1,500
Series 2003 D, 0.01% 4/7/15, VRDN (c)	11,090	11,090

	Principal Amount (000s)	Value (000s)
Series 2003 F, 0.01% 4/7/15, VRDN (c)	$ 1,900	$ 1,900
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.02% 4/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,820	2,820
		41,520
Washington - 2.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.02% 4/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,310	3,310
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.04% 4/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.02% 4/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	7,430	7,430
Series GS 06 7T, 0.02% 4/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	24,220	24,220
Series Putters 3539, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Series WF 11-16C, 0.03% 4/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,300	1,300
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.03% 4/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,900	6,900
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.03% 4/7/15, LOC Freddie Mac, VRDN (c)	980	980
(Reserve at Renton Apts. Proj.) Series 2014, 0.02% 4/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.02% 4/7/15, LOC Fannie Mae, VRDN (c)	1,200	1,200
(Willow Tree Grove Apts. Proj.) Series 2011, 0.03% 4/7/15, LOC Freddie Mac, VRDN (c)	4,800	4,800
		68,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.02% 4/7/15, LOC BMO Harris Bank NA, VRDN (c)	$ 2,100	$ 2,100
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,639,164)		1,639,164
Other Municipal Debt - 27.6%

Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.07% 7/16/15, CP	1,300	1,300
California - 4.8%
California Gen. Oblig. RAN 1.5% 6/22/15	74,215	74,444
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	11,900	11,940
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	600	600
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	28,500	28,592
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,400	1,400
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	1,500	1,507
		118,483
Colorado - 1.8%
Colorado Ed. Ln. Prog. TRAN:
Series 2014 A, 1% 6/29/15	8,100	8,117
Series 2014 B, 1.75% 6/29/15	13,400	13,454
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	3,800	3,812
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2015 C, 0.1%, tender 10/27/15 (c)	2,400	2,400
Denver City & County Wtr. Bonds Series PZ 232, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	16,410	16,410
		44,193
Connecticut - 0.2%
Connecticut Gen. Oblig. Bonds Series 2014 C, 2% 6/15/15	3,700	3,714

	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	$ 1,400	$ 1,400
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.05% 5/5/15, LOC Sumitomo Mitsui Banking Corp., CP	1,200	1,200
		2,600
Florida - 1.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 6/9/15, LOC Bank of America NA, CP mode	1,700	1,700
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/15	2,130	2,147
Series 2011 A, 5% 6/1/15	5,710	5,756
Series 2012 A, 5% 6/1/15	2,200	2,218
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.09%, tender 6/25/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)(g)	2,500	2,500
Florida Gen. Oblig. Bonds:
Series 2005 B, 6.375% 7/1/15	2,225	2,259
Series PZ 130, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,410	7,410
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.06% 4/1/15, LOC JPMorgan Chase Bank, CP	1,211	1,211
0.06% 5/4/15, LOC JPMorgan Chase Bank, CP	2,500	2,500
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.05% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
0.07% 4/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
0.07% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
0.08% 6/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,400	2,400
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2013 A, 5% 10/1/15	2,195	2,248
Series C1:
0.04% 4/10/15, CP	1,100	1,100
0.05% 5/5/15, CP	1,200	1,200
Jacksonville Gen. Oblig. Series 2004 A, 0.06% 6/1/15, LOC Barclays Bank PLC, CP	2,600	2,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.1%, tender 10/27/15 (c)	$ 1,000	$ 1,000
Series 2014 A1, 0.1%, tender 10/27/15 (c)	1,600	1,600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.1%, tender 10/27/15 (c)	3,000	3,000
		47,149
Georgia - 1.0%
Georgia Gen. Oblig. Bonds:
Series 1996 B, 4.8% 4/1/15	1,500	1,500
5% 7/1/15	3,800	3,846
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.05% tender 5/1/15, LOC Barclays Bank PLC, CP mode	4,000	4,000
Series B:
0.04% 4/1/15, LOC TD Banknorth, NA, CP	3,300	3,300
0.04% 4/6/15, LOC PNC Bank NA, CP	2,913	2,913
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 6/1/15 (Liquidity Facility Royal Bank of Canada) (c)	9,200	9,200
		24,759
Idaho - 0.0%
Idaho Gen. Oblig. TAN 2% 6/30/15	1,000	1,005
Illinois - 0.9%
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 6/3/15, LOC PNC Bank NA, CP	2,000	2,000
0.08% 8/3/15, LOC PNC Bank NA, CP	2,100	2,100
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Proj.) Series 2008 C B3, 0.13%, tender 7/16/15 (c)	5,000	5,000
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.05% tender 4/2/15, CP mode	1,300	1,300
0.06% tender 5/18/15, CP mode	800	800
0.07% tender 6/3/15, CP mode	1,400	1,400
Series 2012 I, 0.08% tender 4/7/15, CP mode	1,100	1,100
Series 2012 I, 0.07% tender 6/16/15, CP mode	1,100	1,100

	Principal Amount (000s)	Value (000s)
Series 2012 l, 0.06% tender 5/18/15, CP mode	$ 1,300	$ 1,300
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	6,900	6,969
		23,069
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.04% tender 5/5/15, CP mode	7,600	7,600
0.08% tender 4/1/15, CP mode	2,900	2,900
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (c)	1,300	1,301
Indianapolis Gas Util. Sys. Rev. 0.09% 5/4/15, LOC JPMorgan Chase Bank, CP	2,900	2,900
		14,701
Iowa - 0.1%
Iowa Fin. Auth. Rev. Bonds Series 2015, 1% 8/1/15	1,100	1,103
Maryland - 0.7%
Baltimore County Gen. Oblig.:
0.04% 4/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	3,400	3,400
0.05% 5/4/15 (Liquidity Facility Mizuho Bank Ltd.), CP	1,800	1,800
0.06% 5/5/15 (Liquidity Facility Mizuho Bank Ltd.), CP	2,700	2,700
0.06% 6/1/15 (Liquidity Facility Mizuho Bank Ltd.), CP	2,900	2,900
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/15	600	610
Montgomery County Gen. Oblig. Bonds:
Series 2005 A, 5% 7/1/15	2,500	2,531
Series 2011 A, 5% 7/1/15	955	966
Series 2013 MD, 0.06%, tender 6/1/15 (c)	1,600	1,600
		16,507
Massachusetts - 0.3%
Massachusetts Gen. Oblig. RAN Series 2014 A, 1.5% 4/23/15	6,800	6,806
Massachusetts Health & Edl. Facilities Auth. Rev. Series EE, 0.04% 4/6/15, CP	1,500	1,500
		8,306
Michigan - 1.7%
Michigan Bldg. Auth. Rev. 0.09% 5/21/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,500	7,500
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	1,725	1,746
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev. Bonds: - continued
Series 2013 M1, 0.06%, tender 6/1/15 (c)	$ 1,000	$ 1,000
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.08%, tender 10/27/15 (c)	10,700	10,700
0.08%, tender 10/27/15 (c)	4,490	4,490
(Trinity Health Sys. Proj.) Series 2008 C:
0.04% tender 4/2/15, CP mode	1,300	1,300
0.05% tender 5/18/15, CP mode	3,200	3,200
0.06% tender 6/18/15, CP mode	2,200	2,200
0.08% tender 8/6/15, CP mode	1,500	1,500
Univ. of Michigan Rev.:
Bonds:
Series 2009 B, 0.05% tender 5/5/15, CP mode	1,700	1,700
Series 2012 C, 4% 4/1/15	3,000	3,000
Series J1:
0.04% 4/6/15, CP	1,400	1,400
0.05% 5/19/15, CP	1,000	1,000
		40,736
Minnesota - 0.2%
Univ. of Minnesota Rev. Series 2005 A:
0.04% 4/2/15, CP	1,400	1,400
0.05% 5/6/15, CP	2,100	2,100
0.06% 5/18/15, CP	900	900
		4,400
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.09%, tender 10/27/15 (c)	1,200	1,200
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0.08% 7/8/15, CP	1,400	1,400
0.08% 7/16/15, CP	1,400	1,400
0.09% 8/11/15, CP	1,400	1,400
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.09% 4/1/15, CP	6,000	6,000
		10,200
Nevada - 0.4%
Clark County School District Bonds:
Series 2006 B, 5% 6/15/15	1,100	1,111
Series 2013 B, 5% 6/15/15	1,000	1,010
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
4% 6/1/15	2,350	2,365

	Principal Amount (000s)	Value (000s)
4% 12/1/15	$ 1,100	$ 1,128
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Series 2006 B, 0.12% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
		8,714
New Mexico - 0.3%
New Mexico Severance Tax Rev. Bonds:
Series 2011 A2, 5% 7/1/15	3,000	3,037
Series 2013 A, 5% 7/1/15	4,420	4,474
		7,511
New York - 0.5%
New York City Gen. Oblig. Bonds Series 1994 A5, 5% 8/1/15	2,000	2,033
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1E, 0.07% 4/6/15, CP	1,200	1,200
New York City Transitional Fin. Auth. Rev. Bonds Series 2013 E, 5% 11/1/15	1,155	1,188
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.04% 4/9/15, LOC Barclays Bank PLC, CP	4,100	4,100
Series 2D:
0.04% 5/1/15, LOC Citibank NA, CP	1,400	1,400
0.07% 6/5/15, LOC Citibank NA, CP	2,700	2,700
		12,621
North Carolina - 0.1%
Board of Governors of the Univ. of North Carolina Series D, 0.04% 4/2/15, CP	700	700
North Carolina Gen. Oblig. Bonds Series 2010 B, 5% 6/1/15	900	907
Wake County Gen. Oblig. Bonds Series 2009 C, 5% 3/1/16	1,125	1,174
		2,781
Ohio - 0.6%
Franklin County Rev. Bonds Series 2013 OH, 0.09%, tender 10/27/15 (c)	5,000	5,000
Ohio Gen. Oblig. Bonds Series K, 5% 5/1/15	1,500	1,506
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	1,800	1,800
0.1% tender 6/3/15, CP mode	1,800	1,800
Series 2008 B6:
0.08% tender 8/3/15, CP mode	1,200	1,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.): - continued
Series 2008 B6:
0.1% tender 4/6/15, CP mode	$ 1,900	$ 1,900
0.1% tender 5/6/15, CP mode	1,100	1,100
		14,306
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.07% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.08% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	500	500
		2,500
Oregon - 0.6%
Oregon Gen. Oblig. TAN Series 2014 A, 2% 6/15/15	13,570	13,622
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/15	1,950	1,966
		15,588
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	1,500	1,503
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	1,000	1,006
		2,509
South Carolina - 0.3%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16 (b)	1,600	1,621
Berkeley County School District Bonds Series 2012 D, 5% 3/1/16 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	4,135	4,314
Greenville County School District Bonds Series 2014 C, 1% 6/1/15	1,400	1,402
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/15	640	644
		7,981
Texas - 7.7%
Austin Elec. Util. Sys. Rev. Series A:
0.04% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
0.04% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
0.08% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,000	4,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series 2013, 5% 7/1/15	2,900	2,935

	Principal Amount (000s)	Value (000s)
Brownsville Util. Sys. Rev. Series A, 0.1% 8/10/15, LOC Bank of Montreal Chicago CD Prog., CP	$ 700	$ 700
Dallas Independent School District Bonds Series 2014 A, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	1,250	1,254
Harris County Gen. Oblig.:
Series A1, 0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,965	1,965
Series D, 0.04% 4/9/15 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Harris County Metropolitan Trans. Auth.:
Series A1:
0.07% 6/4/15 (Liquidity Facility JPMorgan Chase Bank), CP	5,300	5,300
0.12% 6/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	2,300	2,300
0.13% 6/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
Series A3, 0.13% 6/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.08% 5/20/15, CP	2,300	2,300
Lower Colorado River Auth. Rev.:
Series A:
0.05% 5/1/15, LOC JPMorgan Chase Bank, CP	3,000	3,000
0.06% 5/14/15, LOC JPMorgan Chase Bank, CP	1,800	1,800
0.04% 4/8/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,900	9,900
North East Texas Independent School District Bonds Series 2012, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	1,150	1,169
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.05% tender 5/6/15, LOC JPMorgan Chase Bank, CP mode	1,800	1,800
0.05% tender 5/6/15, LOC JPMorgan Chase Bank, CP mode	2,800	2,800
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2014, 5% 2/1/16	1,400	1,456
San Antonio Wtr. Sys. Rev. Bonds Series 2013 E, 4% 5/15/15	2,650	2,662
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.15%, tender 10/27/15 (c)	6,200	6,200
Series 2013 B, 0.11%, tender 10/27/15 (c)	900	900
Texas A&M Univ. Rev. Series 1993 B, 0.06% 6/1/15, CP	1,600	1,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Bonds:
Series 2009 E, 5% 8/1/15	$ 1,000	$ 1,016
Series 2014, 2% 4/1/15	2,500	2,500
TRAN Series 2014, 1.5% 8/31/15	79,240	79,692
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.05% 4/9/15, LOC Barclays Bank PLC, CP	1,700	1,700
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/15	1,870	1,893
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.04% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.05% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.05% 5/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.05% 5/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.05% 5/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000	1,000
0.06% 5/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.06% 5/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	900	900
0.08% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.08% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
Series A:
0.04% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.05% 5/11/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.05% 6/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.05% 6/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000	1,000
0.06% 6/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.06% 6/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	800	800

	Principal Amount (000s)	Value (000s)
0.06% 7/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 1,200	$ 1,200
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
		189,742
Utah - 0.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.09% 9/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Virginia - 0.4%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.1%, tender 10/27/15 (c)	4,400	4,400
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Bonds Series 2014 A, 2% 9/1/15	2,440	2,459
Virginia Gen. Oblig. Bonds Series 2011 A1, 4% 6/1/15	2,825	2,843
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2014 C, 5% 8/1/15	1,100	1,118
		10,820
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds:
(Proj. #3) Series 2007 A:
5% 7/1/15	4,940	5,000
5% 7/1/15	500	506
Series 2007 C, 5% 7/1/15	2,695	2,728
5% 7/1/15	3,315	3,355
Washington Gen. Oblig. Bonds:
Series 2012 C, 5% 7/1/15	1,700	1,721
Series R 2012A, 5% 7/1/15	2,425	2,454
		15,764
Wisconsin - 1.0%
Milwaukee Gen. Oblig. Bonds Series 2014 N2, 5% 4/1/15	1,415	1,415
Wisconsin Gen. Oblig.:
Bonds Series 2001 1, 5.5% 5/1/15	1,025	1,030
Series 2005 A, 0.07% 7/16/15 (Liquidity Facility Bank of New York, New York), CP	3,600	3,600
Series 2006 A:
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	1,200	1,200
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	1,300	1,300
Series 2013 A:
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	1,600	1,600
0.09% 4/6/15 (Liquidity Facility Bank of New York, New York), CP	3,500	3,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.08%, tender 10/27/15 (c)	$ 2,275	$ 2,275
Series 2014 A, 5% 11/15/15	1,425	1,467
Series 2014 B1, 0.1%, tender 10/27/15 (c)	2,100	2,100
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 8/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,300	2,300
Series 2006 A, 0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,100	2,100
Series 2013 A, 0.09% 6/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	910	910
		24,797
TOTAL OTHER MUNICIPAL DEBT (Cost $680,059)		680,059
Investment Company - 6.0%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.02% (d)(e) (Cost $148,414)	148,414,000	148,414
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,467,637)		2,467,637
NET OTHER ASSETS (LIABILITIES) - 0.0%		(329)
NET ASSETS - 100%		$ 2,467,308
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,950,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,720,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Denver City & County Wtr. Bonds Series PZ 232, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 3/19/15	$ 16,410
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.09%, tender 6/25/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$ 2,500
Florida Gen. Oblig. Bonds Series PZ 130, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 3/19/15	$ 7,410
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 1,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 37
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,319,223)	$ 2,319,223
Fidelity Central Funds (cost $148,414)	148,414
Total Investments (cost $2,467,637)		$ 2,467,637
Cash		624
Receivable for investments sold		3,900
Receivable for fund shares sold		55
Interest receivable		3,642
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		2
Receivable from investment adviser for expense reductions		69
Other receivables		58
Total assets		2,475,989

Liabilities
Payable for investments purchased Regular delivery	$ 6,243
Delayed delivery	1,621
Payable for fund shares redeemed	188
Distributions payable	11
Accrued management fee	103
Other affiliated payables	432
Other payables and accrued expenses	83
Total liabilities		8,681

Net Assets		$ 2,467,308
Net Assets consist of:
Paid in capital		$ 2,467,282
Accumulated undistributed net realized gain (loss) on investments		26
Net Assets		$ 2,467,308
Class I: Net Asset Value, offering price and redemption price per share ($2,165,543 ÷ 2,162,380 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($12,404 ÷ 12,387 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($284,899 ÷ 284,483 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($4,462 ÷ 4,454 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Interest		$ 1,580
Income from Fidelity Central Funds		37
Total income		1,617

Expenses
Management fee	$ 3,285
Transfer agent fees	1,418
Distribution and service plan fees	659
Accounting fees and expenses	222
Custodian fees and expenses	33
Independent trustees' compensation	10
Registration fees	102
Audit	39
Legal	5
Miscellaneous	15
Total expenses before reductions	5,788
Expense reductions	(4,405)	1,383
Net investment income (loss)		234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	996
Capital gain distributions from underlying funds	9	1,005
Net increase in net assets resulting from operations		$ 1,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 234	$ 251
Net realized gain (loss)	1,005	262
Net increase in net assets resulting from operations	1,239	513
Distributions to shareholders from net investment income	(234)	(251)
Distributions to shareholders from net realized gain	(452)	(250)
Total distributions	(686)	(501)
Share transactions - net increase (decrease)	117,947	(337,140)
Total increase (decrease) in net assets	118,500	(337,128)

Net Assets
Beginning of period	2,348,808	2,685,936
End of period	$ 2,467,308	$ 2,348,808

Financial Highlights - Class I

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.03%	.02%	.01%	.01%	.09%
Ratios to Average Net Assets B, C
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.06%	.11%	.18%	.16%	.22%
Expenses net of all reductions	.06%	.10%	.17%	.15%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 2,166	$ 2,055	$ 2,342	$ 3,160	$ 3,814

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions D	-	-	-	-	-
Income from Investment Operations
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.03%	.02%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.06%	.11%	.17%	.15%	.29%
Expenses net of all reductions	.06%	.10%	.17%	.15%	.29%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 12	$ 12	$ 15	$ 22

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.03%	.02%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.06%	.11%	.17%	.16%	.29%
Expenses net of all reductions	.06%	.10%	.17%	.16%	.29%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 285	$ 275	$ 323	$ 240	$ 198

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.03%	.02%	.01%	.01%	.06%
Ratios to Average Net Assets B, C
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.06%	.11%	.18%	.17%	.25%
Expenses net of all reductions	.06%	.11%	.18%	.17%	.25%
Net investment income (loss)	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 7	$ 8	$ 15	$ 73

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio also offers Institutional Class shares. Money Market Portfolio also offers Class F and Institutional Class shares. Treasury Only Portfolio, Treasury Portfolio and Government Portfolio commenced sale of Institutional Class shares on May 14, 2014. All classes have equal rights as to assets and voting privileges. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Treasury Only Portfolio and Treasury Portfolio incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on each Statement of Operations. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Only Portfolio	$ 11,081,903	$ -	$ -	$ -
Treasury Portfolio	16,314,094	-	-	-
Government Portfolio	24,171,824	-	-	-
Prime Money Market Portfolio	41,496,721	-	-	-
Money Market Portfolio	61,987,184	-	-	-
Tax-Exempt Portfolio	2,467,637	-	-	-

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$ -	$ 184	$ -	$ -	$ -
Treasury Portfolio	-	146	-	-	-
Government Portfolio	-	-	-	(949)	-
Prime Money Market Portfolio	-	598	-	-	-
Money Market Portfolio	-	1,135	-	-	-
Tax-Exempt Portfolio	47	-	26	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019
Government Portfolio	$ (949)

The Treasury Only Portfolio elected to defer to its next fiscal year approximately $11 of capital losses recognized during the period November 1, 2014 to March 31, 2015.

The tax character of distributions paid was as follows:

March 31, 2015
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 1,067	$ -	$ 1,067
Treasury Portfolio	-	1,446	-	1,446
Government Portfolio	-	2,610	-	2,610
Prime Money Market Portfolio	-	21,111	-	21,111
Money Market Portfolio	-	51,480	-	51,480
Tax-Exempt Portfolio	234	-	452	686
March 31, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 1,140	$ -	$ 1,140
Treasury Portfolio	-	1,370	-	1,370
Government Portfolio	-	2,575	-	2,575
Prime Money Market Portfolio	-	20,979	-	20,979
Money Market Portfolio	-	55,503	-	55,503
Tax-Exempt Portfolio	251	125	125	501

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in

Annual Report

3. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds' financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 499	$ -
Class III	1,529	-
Class IV	296	-
Select Class	126	-
	$ 2,450	$ -

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Total Fees	Retained by FDC
Treasury Portfolio: Class II	$ 125	$ -
Class III	7,046	-
Class IV	2,625	-
Select Class	105	-
	$ 9,901	$ -
Government Portfolio: Class II	$ 762	$ -**
Class III	5,566	-***
Select Class	246	-****
	$ 6,574	$ -
Prime Money Market Portfolio: Class II	$ 785	$ -
Class III	3,407	4
Class IV	839	-*
Select Class	544	-
	$ 5,575	$ 4
Money Market Portfolio: Class II	$ 183	$ 2
Class III	3,952	-
Select Class	186	111
	$ 4,321	$ 113
Tax-Exempt Portfolio: Class II	$ 18	$ -
Class III	638	-
Select Class	3	-
	$ 659	$ -

* Amount represents four hundred sixty-three dollars.

** Amount represents two hundred forty-one dollars.

*** Amount represents four hundred twenty-six dollars.

**** Amount represents twelve dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. FIIOC receives no fees for providing transfer agency services to Class F. The transfer agent fee for each class of Tax-Exempt Portfolio is paid to Citibank. For the period, transfer agent fees for each applicable class were as follows:

Treasury Only Portfolio - Class I	$ 5,632
Treasury Only Portfolio - Class II	201
Treasury Only Portfolio - Class III	370
Treasury Only Portfolio - Class IV	36
Treasury Only Portfolio - Select Class	153
Treasury Only Portfolio - Institutional Class	21
$ 6,413
Treasury Portfolio - Class I	$ 6,326
Treasury Portfolio - Class II	51
Treasury Portfolio - Class III	1,697
Treasury Portfolio - Class IV	316
Treasury Portfolio - Select Class	126
Treasury Portfolio - Institutional Class	98
$ 8,614

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Government Portfolio - Class I	$ 13,408
Government Portfolio - Class II	306
Government Portfolio - Class III	1,341
Government Portfolio - Select Class	299
Government Portfolio - Institutional Class	178
$ 15,532
Prime Money Market Portfolio - Class I	$ 3,854
Prime Money Market Portfolio - Class II	316
Prime Money Market Portfolio - Class III	822
Prime Money Market Portfolio - Class IV	102
Prime Money Market Portfolio - Select Class	660
Prime Money Market Portfolio - Institutional Class	8,783
$ 14,537
Money Market Portfolio - Class I	$ 13,509
Money Market Portfolio - Class II	75
Money Market Portfolio - Class III	952
Money Market Portfolio - Select Class	224
Money Market Portfolio - Institutional Class	11,710
$ 26,470
Tax-Exempt Portfolio - Class I	$ 1,251
Tax-Exempt Portfolio - Class II	7
Tax-Exempt Portfolio - Class III	156
Tax-Exempt Portfolio - Select Class	4
$ 1,418

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt Portfolio is paid to Citibank.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.20%**/.18%*	$ 1,308
Class II	.35%**/.33%*	46
Class III	.45%**/.43%*	89
Class IV	.70%**/.68%*	10
Select Class	.25%**/.23%*	35
Institutional Class	.14%**/.14%*	28
Treasury Portfolio
Class I	.20%**/.18%*	$ 1,304
Class II	.35%**/.33%*	11
Class III	.45%**/.43%*	339
Class IV	.70%**/.68%*	64
Select Class	.25%**/.23%*	25
Institutional Class	.14%**/.14%*	130
Government Portfolio
Class I	.20%**/.18%*	$ 2,434
Class II	.35%**/.33%*	53
Class III	.45%**/.43%*	251
Select Class	.25%**/.23%*	64
Institutional Class	.14%**/.14%*	235

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Prime Money Market Portfolio
Class I	.20%/.18%*	$ 653
Class II	.35%/.33%*	55
Class III	.45%/.43%*	136
Class IV	.70%/.68%*	20
Select Class	.25%/.23%*	130
Institutional Class	.14%/.14%*	10,881
Money Market Portfolio
Class I	.18%/.18%*	$ 5,935
Class II	.33%/.33%*	32
Class III	.43%/.43%*	414
Select Class	.23%/.23%*	100
Class F	.14%/.14%*	131
Institutional Class	.14%/.14%*	14,164
Tax-Exempt Portfolio
Class I	.18%*	$ 145
Class II	.35%/.33%*	3
Class III	.45%/.43%*	59
Select Class	.25%/.23%*	2

* Expense limitation effective February 1, 2015.

** Expense limitation effective May 14, 2014.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 14,294
Class II	1,009
Class III	2,463
Class IV	385
Select Class	512
Institutional Class	60
Treasury Portfolio
Class I	13,329
Class II	233
Class III	10,656
Class IV	3,292
Select Class	371
Institutional Class	214
Government Portfolio
Class I	20,485
Class II	1,235
Class III	7,607
Select Class	681
Institutional Class	161
Prime Money Market Portfolio
Class I	156
Class II	782
Class III	3,418
Class IV	833
Select Class	506
Money Market Portfolio
Class II	131
Class III	3,244
Select Class	37
Tax-Exempt Portfolio
Class I	3,142
Class II	35
Class III	986
Select Class	12

Annual Report

5. Expense Reductions - continued

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 9	$ -
Treasury Portfolio	3	-
Government Portfolio	7	-
Prime Money Market Portfolio	5	-
Money Market Portfolio	10	-
Tax-Exempt Portfolio	18	3

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2015	2014
Treasury Only Portfolio A
From net investment income
Class I	$ 936	$ 1,042
Class II	33	36
Class III	61	40
Class IV	6	2
Select Class	25	20
Institutional Class	6	-
Total	$ 1,067	$ 1,140
Treasury Portfolio A
From net investment income
Class I	$ 1,049	$ 1,013
Class II	8	9
Class III	282	275
Class IV	53	49
Select Class	21	24
Institutional Class	33	-
Total	$ 1,446	$ 1,370
Government Portfolio A
From net investment income
Class I	$ 2,229	$ 2,302
Class II	51	40
Class III	222	187
Select Class	49	46
Institutional Class	59	-
Total	$ 2,610	$ 2,575
Prime Money Market Portfolio
From net investment income
Class I	$ 797	$ 1,330
Class II	52	47
Class III	136	221
Class IV	17	6
Select Class	109	163
Institutional Class	20,000	19,212
Total	$ 21,111	$ 20,979

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Money Market Portfolio
From net investment income
Class I	$ 12,363	$ 14,309
Class II	12	18
Class III	158	227
Select Class	58	63
Class F	1,969	2,257
Institutional Class	36,920	38,629
Total	$ 51,480	$ 55,503
Tax-Exempt Portfolio
From net investment income
Class I	$ 207	$ 221
Class II	1	1
Class III	25	28
Select Class	1	1
Total	$ 234	$ 251
From net realized gain
Class I	$ 403	$ 222
Class II	2	1
Class III	46	26
Select Class	1	1
Total	$ 452	$ 250

A Distributions for Institutional Class are for the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

Years ended March 31,	2015	2014
Treasury Only Portfolio A
Class I Shares sold	21,398,000	24,513,309
Reinvestment of distributions	686	728
Shares redeemed	(21,791,411)	(24,149,458)
Net increase (decrease)	(392,725)	364,579
Class II Shares sold	689,918	552,697
Reinvestment of distributions	16	20
Shares redeemed	(739,099)	(546,875)
Net increase (decrease)	(49,165)	5,842
Class III Shares sold	3,137,828	1,861,802
Reinvestment of distributions	16	14
Shares redeemed	(2,990,129)	(1,782,997)
Net increase (decrease)	147,715	78,819
Class IV Shares sold	325,586	84,558
Reinvestment of distributions	6	2
Shares redeemed	(230,328)	(87,845)
Net increase (decrease)	95,264	(3,285)
Select Class Shares sold	1,834,552	1,200,234
Reinvestment of distributions	22	17
Shares redeemed	(1,855,918)	(1,194,908)
Net increase (decrease)	(21,344)	5,343

Annual Report

7. Share Transactions - continued

Years ended March 31,	2015	2014
Treasury Only Portfolio A
Institutional Class Shares sold	306,916	-
Reinvestment of distributions	6	-
Shares redeemed	(180,468)	-
Net increase (decrease)	126,454	-
Treasury Portfolio A
Class I Shares sold	66,889,394	56,798,646
Reinvestment of distributions	513	493
Shares redeemed	(64,897,895)	(57,027,837)
Net increase (decrease)	1,992,012	(228,698)
Class II Shares sold	1,241,566	1,411,658
Reinvestment of distributions	2	3
Shares redeemed	(1,304,122)	(1,405,038)
Net increase (decrease)	(62,554)	6,623
Class III Shares sold	13,475,771	14,091,001
Reinvestment of distributions	34	37
Shares redeemed	(13,263,793)	(14,281,777)
Net increase (decrease)	212,012	(190,739)
Class IV Shares sold	968,397	836,663
Reinvestment of distributions	-	-
Shares redeemed	(938,237)	(773,322)
Net increase (decrease)	30,160	63,341
Select Class Shares sold	422,029	699,148
Reinvestment of distributions	12	11
Shares redeemed	(435,878)	(658,616)
Net increase (decrease)	(13,837)	40,543
Institutional Class Shares sold	1,905,153	-
Reinvestment of distributions	33	-
Shares redeemed	(1,236,000)	-
Net increase (decrease)	669,186	-
Government Portfolio A
Class I Shares sold	161,620,795	209,862,111
Reinvestment of distributions	1,075	1,119
Shares redeemed	(164,857,416)	(208,873,085)
Net increase (decrease)	(3,235,546)	990,145
Class II Shares sold	9,821,636	11,181,265
Reinvestment of distributions	13	14
Shares redeemed	(9,638,697)	(11,466,827)
Net increase (decrease)	182,952	(285,548)
Class III Shares sold	6,655,013	6,540,066
Reinvestment of distributions	53	32
Shares redeemed	(6,801,277)	(5,983,828)
Net increase (decrease)	(146,211)	556,270

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

Years ended March 31,	2015	2014
Government Portfolio A - continued
Select Class Shares sold	1,466,405	1,389,405
Reinvestment of distributions	22	35
Shares redeemed	(1,158,378)	(1,679,603)
Net increase (decrease)	308,049	(290,163)
Institutional Class Shares sold	2,243,297	-
Reinvestment of distributions	57	-
Shares redeemed	(735,841)	-
Net increase (decrease)	1,507,513	-
Prime Money Market Portfolio
Class I Shares sold	41,693,479	48,461,171
Reinvestment of distributions	268	445
Shares redeemed	(43,273,386)	(50,976,847)
Net increase (decrease)	(1,579,639)	(2,515,231)
Class II Shares sold	2,783,504	2,447,579
Reinvestment of distributions	19	25
Shares redeemed	(2,749,252)	(2,514,929)
Net increase (decrease)	34,271	(67,325)
Class III Shares sold	5,275,217	6,058,144
Reinvestment of distributions	30	30
Shares redeemed	(6,230,386)	(5,881,307)
Net increase (decrease)	(955,139)	176,867
Class IV Shares sold	313,887	306,810
Reinvestment of distributions	15	4
Shares redeemed	(207,043)	(243,064)
Net increase (decrease)	106,859	63,750
Select Class Shares sold	6,592,726	8,619,365
Reinvestment of distributions	38	61
Shares redeemed	(6,697,494)	(9,170,685)
Net increase (decrease)	(104,730)	(551,259)
Institutional Class Shares sold	439,027,791	419,265,240
Reinvestment of distributions	11,848	12,336
Shares redeemed	(433,407,218)	(423,063,158)
Net increase (decrease)	5,632,421	(3,785,582)
Money Market Portfolio
Class I Shares sold	102,346,461	78,151,555
Reinvestment of distributions	8,989	10,402
Shares redeemed	(103,411,999)	(79,866,608)
Net increase (decrease)	(1,056,549)	(1,704,651)
Class II Shares sold	997,409	1,059,440
Reinvestment of distributions	9	14
Shares redeemed	(1,052,646)	(1,073,750)
Net increase (decrease)	(55,228)	(14,296)

Annual Report

7. Share Transactions - continued

Years ended March 31,	2015	2014
Money Market Portfolio - continued
Class III Shares sold	8,948,877	14,051,941
Reinvestment of distributions	63	94
Shares redeemed	(9,329,233)	(14,303,766)
Net increase (decrease)	(380,293)	(251,731)
Select Class Shares sold	1,110,962	836,512
Reinvestment of distributions	13	22
Shares redeemed	(1,034,939)	(895,118)
Net increase (decrease)	76,036	(58,584)
Class F Shares sold	815,467	563,133
Reinvestment of distributions	1,962	2,257
Shares redeemed	(888,771)	(674,872)
Net increase (decrease)	(71,342)	(109,482)
Institutional Class Shares sold	231,968,664	213,762,027
Reinvestment of distributions	26,752	28,552
Shares redeemed	(235,224,144)	(211,472,069)
Net increase (decrease)	(3,228,728)	2,318,510
Tax-Exempt Portfolio
Class I Shares sold	4,124,009	3,372,864
Reinvestment of distributions	327	257
Shares redeemed	(4,013,983)	(3,660,725)
Net increase (decrease)	110,353	(287,604)
Class II Shares sold	957	2,890
Reinvestment of distributions	3	2
Shares redeemed	(408)	(2,938)
Net increase (decrease)	552	(46)
Class III Shares sold	1,817,373	1,634,781
Reinvestment of distributions	21	18
Shares redeemed	(1,807,559)	(1,683,244)
Net increase (decrease)	9,835	(48,445)
Select Class Shares sold	35,649	37,983
Reinvestment of distributions	-B	-C
Shares redeemed	(38,442)	(39,028)
Net increase (decrease)	(2,793)	(1,045)

A Share transactions for Institutional Class are for the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

B Amount represents four hundred eighty-three shares.

C Amount represents four hundred sixty-nine shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as of March 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 15, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952 or, for Class F, call 1-800-835-5092.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Prime Money Market Portfolio	$75,367
Money Market Portfolio	$115,529
Tax-Exempt Portfolio	$904,594

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2015 to March 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Portfolio	$23,817
Government Portfolio	$542,404
Prime Money Market Portfolio	$6,690,144
Money Market Portfolio	$14,785,588

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	53.33%
Government Portfolio	47.40%
Prime Money Market Portfolio	6.95%
Money Market Portfolio	5.79%

During fiscal year ended 2015, 100% of Tax Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio
JPMorgan Chase Bank
New York, NY
Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IMM-ANN-0515
1.701843.117

Item 2. Code of Ethics

As of the end of the period, March 31, 2015, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$31,000	$-	$5,000	$4,400
Money Market Portfolio	$30,000	$-	$5,000	$4,400
Prime Money Market Portfolio	$30,000	$-	$5,000	$4,800
Tax-Exempt Portfolio	$25,000	$-	$5,000	$1,100
Treasury Only Portfolio	$26,000	$-	$5,000	$2,900
Treasury Portfolio	$26,000	$-	$5,000	$3,700

March 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$25,000	$-	$4,700	$3,500
Money Market Portfolio	$25,000	$-	$4,700	$3,400
Prime Money Market Portfolio	$25,000	$-	$4,700	$3,500
Tax-Exempt Portfolio	$25,000	$-	$4,700	$1,000
Treasury Only Portfolio	$25,000	$-	$4,700	$2,800
Treasury Portfolio	$25,000	$-	$4,700	$3,300

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2015A	March 31, 2014A
Audit-Related Fees	$-	$765,000
Tax Fees	$-	$-
All Other Fees	$220,000	$700,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2015 A	March 31, 2014 A
Deloitte Entities	$1,415,000	$1,550,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 28, 2015